UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-5601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 83.6%

AUSTRALIA -- 4.6%
   Adelaide Brighton                                     19,400   $          60
   Amcor                                                191,383           1,213
   AMP                                                  920,250           7,901
   Asciano Group*                                        77,442             666
   Australia & New Zealand
      Banking Group                                     211,773           5,209
   Australian Infrastructure Fund (B)                   559,700           1,562
   Australian Stock Exchange                              9,500             393
   Babcock & Brown                                       25,357             690
   BHP Billiton                                         122,077           3,628
   BHP Billiton ADR                                       6,100             365
   BlueScope Steel                                      421,900           3,701
   Boral                                                 19,800             147
   Brambles*                                            271,599           2,807
   Caltex Australia                                       4,400              88
   Centro Properties Group (B)                           47,339             341
   Challenger Financial Services
   Group                                                838,900           4,149
   Cochlear                                              12,039             623
   Coles Myer                                           162,349           2,220
   Commonwealth Bank of Australia                        21,087             988
   CSL                                                   61,479           4,590
   Downer EDI (B)                                       329,407           2,057
   Felix Resources (B)                                   14,500              63
   Foster's Group                                       329,200           1,782
   Goodman Fielder                                      763,020           1,573
   GPT Group                                            118,297             468
   GUD Holdings (B)                                     155,900           1,214
   Independence Group                                    12,800              76
   ING Industrial Fund (B)                              480,681             954
   Insurance Australia Group                            214,700           1,038
   John Fairfax Holdings                                511,300           2,039
   Jubilee Mines (B)                                    386,600           5,231
   Leighton Holdings (B)                                102,600           3,591
   Lend Lease                                            49,200             774
   Macquarie Airports                                 2,648,493           9,078
   Macquarie Bank (B)                                    70,121           5,057
   Macquarie Infrastructure Group                     2,664,871           8,139
   MFS                                                  359,000           1,767
   Minara Resources (B)                               1,069,400           6,605
   Mincor Resources                                      18,300              73
   Mirvac Group                                         233,882           1,131
   Multiplex Group                                      718,900           3,001
   National Australia Bank                              212,684           7,402
   Newcrest Mining                                      121,400           2,353
   OneSteel (B)                                          38,200             208
   Origin Energy                                         10,700              90
   Pacific Brands                                     2,647,910           7,750
   PaperlinX (B)                                      1,215,900           3,837
   Peptech*                                             594,300             726
   Perilya                                               30,387             113
   Port Bouvard                                          26,500              51
   Qantas Airways                                       441,258           2,096
   QBE Insurance Group                                  814,286          21,554
   Rio Tinto                                             27,200           2,280
   Sally Malay Mining*                                   33,500             118
   Santos                                                32,200             381
   Seven Network                                        209,600           2,054
   Sims Group                                            19,100             429
   Southern Cross Broadcasting
   Australia                                             84,900           1,152
   Specialty Fashion Group (B)                          619,000             966
   TABCORP Holdings                                      61,600             896
   Tattersall's (B)                                     519,300           2,071

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Telstra (INS Receipt)*                             2,730,700   $       7,205
   Telstra                                              683,786           2,663
   Toll Holdings                                         77,442             952
   West Australian Newspapers
      Holdings                                          270,500           3,144
   Westfield Group                                       84,100           1,424
   Westpac Banking                                      159,595           3,474
   Woolworths                                           428,066           9,806
   WorleyParsons                                        107,256           3,094
   Zinifex                                              202,532           3,234
                                                                  -------------
                                                                        188,575
                                                                  -------------
AUSTRIA -- 0.4%
   IMMOFINANZ*                                           95,900           1,400
   Mayr Melnhof Karton                                    1,835             417
   OMV (B)                                               56,000           3,743
   Raiffeisen International Bank
   Holding (B)                                           11,818           1,879
   Telekom Austria                                      117,600           2,938
   Voestalpine                                           54,951           4,638
   Wienerberger                                          14,500           1,071
                                                                  -------------
                                                                         16,086
                                                                  -------------
BELGIUM -- 1.2%
   AGFA-Gevaert                                          12,901             334
   Belgacom                                              75,392           3,345
   Compagnie Maritime Belge                              54,900           3,858
   Cumerio*                                              51,100           2,105
   D'ieteren                                              1,517             677
   Delhaize Group                                        16,800           1,653
   Dexia (B)                                             93,894           2,943
   Fortis (B)                                           357,743          15,224
   Fortis (Netherlands Line)                            173,786           7,400
   Gimv*                                                 22,000           1,597
   InBev                                                 35,407           2,813
   KBC Groep                                             19,800           2,675
   Solvay (B)                                            21,834           3,445
   UCB                                                   42,230           2,501
                                                                  -------------
                                                                         50,570
                                                                  -------------
BERMUDA -- 0.1%
   Frontline                                             58,600           2,714
                                                                  -------------
BRAZIL -- 0.2%
   Cia Vale do Rio Doce ADR                              54,000           2,405
   Gerdau ADR                                           138,375           3,559
   Uniao de Bancos Brasileiros ADR                       13,800           1,558
                                                                  -------------
                                                                          7,522
                                                                  -------------
CANADA -- 1.6%
   Alcan (B)                                             31,300           2,557
   Barrick Gold                                         139,000           4,041
   Cameco (B)                                           118,000           5,990
   Canadian Natural Resources (B)                        47,000           3,127
   Eastern Platinum*                                  1,066,550           2,396
   EnCana                                                95,900           5,907
   Manulife Financial (B)                                22,600             846
   Methanex (B)                                          51,300           1,275
   Nexen                                                     --              --
   Potash Saskatchewan (B)                              100,600           7,876
   Research In Motion                                    48,930           9,786
   Rogers Communications, Cl B (B)                      246,180          10,511
   Suncor Energy                                         22,300           2,012
   Teck Cominco, Cl B (B)                               148,000           6,289

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   TELUS (B)                                             75,083   $       4,429
                                                                  -------------
                                                                         67,042
                                                                  -------------
CHINA -- 0.1%
   China Petroleum & Chemical, Cl H                   2,176,000           2,408
   China Shenhua Energy                                 450,000           1,571
   People's Food Holdings                                12,000              15
                                                                  -------------
                                                                          3,994
                                                                  -------------
DENMARK -- 0.8%
   AP Moeller - Maersk (B)                                  340           4,084
   Carlsberg, Cl B                                       65,146           7,886
   Dampskibsselskabet Torm                               61,000           2,286
   Danske Bank                                          157,012           6,440
   East Asiatic                                          14,788             814
   H Lundbeck                                            12,222             310
   Jyske Bank (B)*                                        3,582             258
   Novo-Nordisk, Cl B                                    56,165           6,116
   Sydbank                                               10,878             521
   Vestas Wind Systems*                                  83,600           5,523
                                                                  -------------
                                                                         34,238
                                                                  -------------
FINLAND -- 1.4%
   Cargotec, Cl B*                                       18,800           1,160
   Elisa, Cl A                                           63,200           1,726
   Kemira                                                32,000             737
   Kemira GrowHow                                       357,200           5,746
   Konecranes*                                           18,144             762
   M-real, Cl B*                                        350,200           2,294
   Metso                                                 50,300           2,977
   Neste Oil                                             95,268           3,748
   Nokia (B)                                            333,938           9,385
   Nokia ADR                                              7,500             211
   Nokian Renkaat                                        38,000           1,335
   OKO Bank, Cl A                                        64,571           1,201
   Orion, Cl B                                           12,489             313
   Outokumpu                                            105,861           3,577
   Rautaruukki                                          140,645           9,036
   Sampo, Cl A                                          130,800           3,773
   Sponda*                                              148,600           2,161
   Stora Enso, Cl R (B)                                 200,047           3,777
   UPM-Kymmene                                          156,400           3,865
   Wartsila, Cl B                                        18,300           1,209
                                                                  -------------
                                                                         58,993
                                                                  -------------
FRANCE -- 9.2%
   Accor                                                 35,217           3,126
   Air France-KLM                                       151,043           7,056
   Air Liquide                                           35,696           4,697
   Atos Origin*                                             600              38
   AXA                                                  158,782           6,864
   BNP Paribas                                          260,545          31,092
   Bouygues                                             122,607          10,298
   Business Objects                                      11,890             469
   Capgemini                                            198,420          14,570
   Carrefour                                             31,900           2,246
   Casino Guichard Perrachon                             10,520           1,066
   Christian Dior                                        18,400           2,391
   Cie de Saint-Gobain (B)                               72,992           8,218
   Ciments Francais                                       7,040           1,621
   Club Mediterranee*                                     1,170              83
   CNP Assurances                                        13,535           1,736
   Compagnie Generale des
      Etablissements Michelin, Cl B                      84,224          11,813

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Credit Agricole (B)                                  248,690   $      10,140
   Dassault Systemes                                     21,062           1,330
   Financiere de L'Odet                                   1,280             555
   Fonciere Des Regions +                                   497              73
   France Telecom                                       476,732          13,134
   Groupe Danone (B)                                    243,154          19,710
   Havas                                                 20,784             118
   L'Oreal                                               49,525           5,873
   Lafarge (B)                                           53,095           9,709
   Lagardere S.C.A. (B)                                  63,500           5,527
   Natixis (B)                                            1,869              46
   PagesJaunes Groupe                                    29,500             620
   Pernod-Ricard                                         20,200           4,473
   Peugeot (B)                                          146,807          11,853
   Publicis Groupe                                       20,700             913
   Renault                                               99,199          15,971
   Rhodia                                               159,222           7,225
   Sanofi-Aventis                                       329,236          26,723
   Sanofi-Aventis (Germany Line)                          2,125             172
   Schneider Electric                                    53,909           7,581
   SCOR                                                  13,873             377
   Sequana Capital                                          334              10
   Societe Generale (B)                                 168,338          31,267
   Sodexho Alliance                                       1,500             108
   Technip                                               14,900           1,233
   Thales                                                 1,268              78
   Thomson                                               22,547             430
   Total                                                511,041          41,591
   Unibail + (B)                                         20,800           5,342
   Vallourec (B)                                         29,325           9,434
   Veolia Environnement                                  48,050           3,766
   Vinci (B)                                            209,835          15,723
   Vivendi                                              381,858          16,457
                                                                  -------------
                                                                        374,946
                                                                  -------------
GERMANY -- 7.7%
   Allianz                                              170,152          39,891
   Altana                                                 4,628             112
   BASF                                                 136,886          17,977
   Bayer                                                333,242          25,248
   Bayerische Motoren Werke                             194,241          12,595
   Commerzbank                                          142,890           6,849
   Continental                                           15,925           2,246
   DaimlerChrysler                                      255,613          23,678
   Deutsche Bank                                        168,965          24,602
   Deutsche Beteiligungs                                 50,400           2,045
   Deutsche Boerse                                       30,000           3,393
   Deutsche Lufthansa                                   278,193           7,800
   Deutsche Telekom                                     151,900           2,808
   E.ON                                                 173,419          29,110
   Fresenius Medical Care                               188,250           8,677
   Heidelberger Druckmaschinen                           10,780             523
   Hochtief                                              19,900           2,169
   Hypo Real Estate Holding                              19,980           1,296
   Infineon Technologies*                               646,650          10,751
   Lanxess                                               19,800           1,107
   MAN                                                   17,431           2,513
   Metro                                                 21,600           1,794
   MTU Aero Engines Holding                               1,041              68
   Muenchener Rueckversicherungs                         91,563          16,841
   MVV Energie                                            1,364              57
   Norddeutsche Affinerie (B)                           100,200           4,428
   RWE                                                   90,131           9,615
   Salzgitter                                            53,321          10,333
   SAP                                                   52,224           2,685
   Siemens                                              139,056          20,014
   Software                                              20,100           1,964

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Suedzucker (B)                                       146,591   $       3,255
   ThyssenKrupp                                         121,681           7,252
   Volkswagen (B)                                        27,087           4,320
   Vossloh (B)                                           33,900           3,974
   Wincor Nixdorf                                         9,366             870
                                                                  -------------
                                                                        312,860
                                                                  -------------
GREECE -- 0.1%
   Coca Cola Hellenic Bottling                           16,385             752
   Cosmote Mobile Communications                         16,710             516
   Hellenic Telecommunications
      Organization                                       66,000           2,041
   OPAP                                                   3,460             123
   Titan Cement                                           7,767             449
                                                                  -------------
                                                                          3,881
                                                                  -------------
GUERNSEY -- 0.0%
   Mapeley                                                1,244              70
                                                                  -------------
HONG KONG -- 1.8%
   Asia Financial Holdings                               10,000               5
   Bank of East Asia                                    441,200           2,483
   BOC Hong Kong Holdings                               978,500           2,330
   Cheung Kong Holdings                                 485,200           6,355
   China Mobile Hong Kong                             1,389,000          14,915
   China Netcom Group                                   575,000           1,589
   China Oriental Group                                 594,000             245
   Chinese Estates Holdings                           1,459,300           2,296
   Chow Sang Sang Holdings                               14,000              13
   CLP Holdings                                         509,500           3,418
   Great Eagle Holdings                                  89,000             312
   Guoco Group                                           32,000             449
   Hang Lung Group                                      132,000             596
   Hang Lung Properties                                 801,000           2,761
   Henderson Land Development                           119,000             811
   Hong Kong & China Gas                                387,200             816
   Hong Kong Exchanges and Clearing                      42,000             594
   Hongkong & Shanghai Hotels                           763,500           1,350
   HongKong Electric Holdings (B)                       526,400           2,656
   Hopewell Holdings                                    418,200           1,706
   Hopson Development Holdings                           42,000             118
   Hutchison Whampoa                                     29,000             288
   Jardine Matheson Holdings                                800              19
   Jardine Strategic Holdings                            49,000             652
   Kerry Properties                                     198,500           1,247
   Li & Fung (B)                                        821,200           2,957
   Miramar Hotel & Investment                             6,000              10
   MTR                                                1,198,500           2,839
   New World China Land                                  54,800              47
   New World Development                              1,084,700           2,714
   Orient Overseas International                        311,500           3,044
   Pacific Century Premium
   Developments                                         445,000             145
   Sino Land                                            527,659           1,099
   Sinolink Worldwide Holdings                          786,000             188
   Swire Pacific, Cl A (B)                              558,000           6,202
   Transport International Holdings                       3,600              19
   Vtech Holdings                                       130,400           1,101
   Wharf Holdings                                       817,200           3,267
   Wheelock                                             604,300           1,558
   Wing On International                                 12,000              19
                                                                  -------------
                                                                         73,233
                                                                  -------------
INDIA -- 0.0%
   Punjab National Bank                                  90,000           1,196
                                                                  -------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
IRELAND -- 0.4%
   Allied Irish Banks                                    64,823  $        1,769
   Bank of Ireland                                       21,817             440
   CRH                                                  147,953           7,319
   DCC                                                   67,912           2,288
   Depfa Bank                                            88,100           1,559
   Kerry Group, Cl A                                     37,000           1,035
   Total Produce*                                        67,294              70
                                                                  -------------
                                                                         14,480
                                                                  -------------
ISRAEL -- 0.0%
   Teva Pharmaceutical Industries
      ADR                                                25,000           1,031
                                                                  -------------
ITALY -- 3.1%
   ACEA                                                  51,000           1,021
   Aedes                                                125,500             939
   AEM (B)                                              768,700           2,832
   Autostrade                                           315,300          10,484
   Banca Intesa                                         624,342           4,663
   Banco Popolare di Verona
      e Novara (B)                                       89,903           2,591
   Beni Stabili                                       2,643,000           3,859
   Buzzi Unicem                                          49,800           1,721
   Cementir (B)                                          87,400           1,243
   Danieli (B)                                           68,900           2,029
   Davide Campari-Milano                                 14,686             154
   Ducati Motor Holding (B)                           1,540,000           3,775
   Edison                                                26,789              86
   Enel (B)                                             476,241           5,129
   ENI (B)                                              627,657          22,803
   Fiat (B)                                             570,519          17,005
   Fiat RNC                                             173,540           4,476
   Finmeccanica                                          63,200           1,949
   Fondiaria-Sai                                         13,500             654
   IFIL - Investments                                 1,168,750          12,612
   Immobiliare Grande Distribuzione                     251,100           1,031
   Immobiliare Lombarda                                 541,397             168
   IMMSI                                                593,200           1,845
   Indesit                                               91,800           2,145
   Iride                                                 32,921             117
   Italcementi (B)                                      112,200           3,473
   Italmobiliare (B)                                     14,400           2,042
   KME Group                                            737,600             681
   Lottomatica                                            3,560             142
   MARR                                                 109,000           1,237
   Pirelli & C                                          780,000             931
   Telecom Italia                                     1,737,568           4,764
   Telecom Italia RNC                                 1,074,044           2,383
   UniCredito Italiano (B)                              786,448           7,042
                                                                  -------------
                                                                        128,026
                                                                  -------------
JAPAN -- 16.4%
   ADEKA                                                111,800           1,185
   Advantest                                             24,700           1,074
   Aeon                                                 363,000           6,731
   Aiful                                                  7,600             218
   Aisan Industry (B)                                     9,800             115
   Aisin Seiki                                           77,300           2,835
   Alpen                                                  1,500              25
   Alps Electric                                         37,900             378
   Amada                                                246,700           3,078
   AOC Holdings (B)                                      99,700           1,404
   Aoyama Trading                                        55,700           1,709
   Arnest One                                            13,300             115

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Asahi Breweries                                       63,500   $         983
   Asahi Glass (B)                                      119,000           1,603
   Asahi Kasei                                           55,000             361
   Astellas Pharma                                       11,200             486
   Atsugi (B)                                         1,667,700           2,579
   Autobacs Seven (B)                                    63,000           1,964
   Bank of Kyoto (B)                                    180,300           2,156
   Bank of the Ryukyus (B)                               96,500           1,602
   BML                                                    3,900              68
   Bosch (B)                                             54,000             267
   Bridgestone (B)                                      161,000           3,442
   Canon (B)                                            141,198           8,266
   Cawachi (B)                                            4,400             130
   Central Glass                                         17,000              95
   Chiba Kogyo Bank                                       4,800              71
   Chugoku Electric Power (B)                            50,700           1,002
   Citizen Watch (B)                                     60,000             540
   CMK (B)                                              250,700           2,631
   Coca-Cola West Holdings (B)                           58,600           1,359
   COMSYS Holdings (B)                                   79,000             913
   Cosmo Oil                                            721,200           3,971
   Cosmos Initia                                          8,000              51
   Dai Nippon Printing                                   42,000             625
   Daicel Chemical Industries                            74,000             481
   Daifuku (B)                                           25,920             357
   Dainippon Screen Manufacturing (B)                    27,000             204
   Dainippon Sumitomo Pharma                             75,000             749
   Daito Trust Construction                              20,700             984
   Daiwa House Industry                                  75,000           1,070
   Daiwa Securities Group                               134,000           1,425
   Denki Kagaku Kogyo                                    10,000              45
   EDION (B)                                             49,400             640
   Eighteenth Bank                                       35,000             146
   Eisai                                                 14,300             623
   FamilyMart                                             8,000             211
   Fanuc                                                 66,200           6,819
   Fields (B)                                                65              81
   Fuji Electric Holdings                                 3,000              15
   Fuji Heavy Industries (B)                            138,000             659
   Fuji Machine Manufacturing (B)                         2,200              51
   Fuji Television Network                                  325             653
   FUJIFILM Holdings                                    112,200           5,006
   Fujikura                                              79,000             587
   Fujitsu                                              600,000           4,412
   Fukui Bank                                             2,000               6
   Fukuyama Transporting (B)                            336,800           1,429
   Glory                                                  6,100             133
   Gunma Bank                                           654,000           4,390
   Gunze                                                322,900           1,883
   Hakuhodo DY Holdings                                   7,850             517
   Hankyu Holdings (B)                                  379,000           1,998
   Hirose Electric                                       10,100           1,327
   Hitachi (B)                                          759,000           5,378
   Hitachi Capital (B)                                   24,000             365
   Hitachi Construction Machinery (B)                    26,500             921
   Hokkaido Electric Power                              150,400           3,258
   Honda Motor (B)                                      185,700           6,767
   House Foods                                            9,200             141
   Hoya                                                 108,100           3,580
   Idemitsu Kosan (B)                                    14,500           1,620
   Iida Home Max (B)                                      3,400              55
   Ines                                                 156,300           1,168
   Inpex Holdings                                           520           4,842
   Isuzu Motors                                         546,000           2,953
   Itochu                                               280,000           3,238
   Japan Steel Works                                    914,350          13,919
   Japan Tobacco                                          2,551          12,559

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Japan Wool Textile                                    59,200   $         475
   JFE Holdings (B)                                     231,500          14,378
   JGC                                                   23,000             430
   Joshin Denki                                         137,200             919
   Joyo Bank                                             89,000             552
   JS Group                                              56,100           1,136
   Kagoshima Bank                                         1,000               8
   Kamigumi                                              81,000             701
   Kansai Electric Power                                193,200           4,560
   Kato Sangyo                                              600               8
   Kawasaki Kisen Kaisha (B)                             95,000           1,159
   KDDI                                                     341           2,521
   Keyence                                                3,800             829
   Kirin Brewery (B)                                     95,000           1,418
   Kobe Steel                                           408,000           1,546
   Komatsu                                              179,500           5,204
   Komori                                                51,000           1,193
   Konica Minolta Holdings                               95,000           1,399
   Kumagai Gumi                                         564,400           1,225
   Kurabo Industries                                    190,000             535
   Kyocera                                               43,894           4,670
   Kyowa Hakko Kogyo                                     18,000             170
   Kyushu Electric Power                                201,500           5,270
   Leopalace21                                           67,200           2,291
   Macnica (B)                                            3,100              78
   Maeda (B)                                              2,000               9
   Makita                                                29,700           1,318
   Marubeni                                             193,000           1,586
   Maruichi Steel Tube                                    5,800             181
   Matsushita Electric Industrial                       366,000           7,246
   Millea Holdings                                      113,100           4,634
   Mitsubishi                                           446,600          11,681
   Mitsubishi Chemical Holdings                         540,500           4,954
   Mitsubishi Electric                                  129,000           1,193
   Mitsubishi Estate                                    589,100          15,980
   Mitsubishi Gas Chemical                              161,000           1,469
   Mitsubishi Heavy Industries                          475,000           3,042
   Mitsubishi Materials                                 225,000           1,226
   Mitsubishi Paper Mills                               788,500           1,775
   Mitsubishi UFJ Financial Group                         1,398          15,399
   Mitsubishi UFJ Securities                             96,000           1,075
   Mitsuboshi Belting (B)                               105,900             626
   Mitsui                                               554,800          11,029
   Mitsui Chemicals                                     642,000           4,871
   Mitsui Mining & Smelting                             121,000             564
   Mitsui OSK Lines                                     774,000          10,492
   Mitsui Sumitomo Insurance                            264,900           3,393
   Miyazaki Bank                                         27,000             116
   Mizuho Financial Group (B)                             1,276           8,814
   Murata Manufacturing (B)                              20,900           1,572
   Nagase                                                 5,000              67
   Nankai Electric Railway (B)                           93,000             279
   NEC                                                  259,000           1,338
   NGK Spark Plug                                        22,000             382
   Nichicon (B)                                         155,300           2,212
   Nikon                                                119,000           3,315
   Nintendo (B)                                          44,205          16,144
   Nippo                                                179,900           1,493
   Nippon Beet Sugar Manufacturing                      381,800           1,005
   Nippon Electric Glass (B)                            112,500           1,981
   Nippon Konpo Unyu Soko                               148,600           1,917
   Nippon Mining Holdings                               257,500           2,465
   Nippon Oil                                           360,000           3,341
   Nippon Sharyo (B)                                    493,100           1,062
   Nippon Shokubai                                       57,000             505
   Nippon Steel                                       1,162,100           8,168
   Nippon Telegraph & Telephone                           2,774          12,287

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Nippon Yusen KK (B)                                  202,000   $       1,850
   Nissan Motor                                         952,100          10,184
   Nissan Shatai (B)                                     28,000             164
   Nisshin Steel                                         85,000             388
   Nisshinbo Industries                                 236,000           3,291
   Nomura Holdings                                       52,900           1,028
   NSK                                                  153,000           1,581
   NTT Data                                                 659           3,122
   NTT DoCoMo                                             1,439           2,272
   NTT Urban Development (B)                                905           1,751
   Obayashi (B)                                         185,000           1,007
   Odakyu Electric Railway (B)                          177,000           1,089
   Oiles                                                    900              20
   Okasan Holdings                                       37,000             245
   Okaya                                                    500               7
   Oki Electric Industry (B)                            878,000           1,628
   Okumura (B)                                          373,900           1,910
   Ono Pharmaceutical                                    19,400           1,026
   Onward Kashiyama                                      92,000           1,172
   Oriental Land                                          6,700             349
   ORIX (B)                                              79,880          20,990
   Osaka Gas                                            174,000             645
   Ricoh                                                 78,000           1,800
   Riso Kagaku                                            1,400              28
   Rohm                                                  14,700           1,303
   Sankyo (B)                                            21,700             912
   Sanwa Shutter                                         60,000             347
   Sega Sammy Holdings                                   32,900             531
   Seikagaku                                             10,100             117
   Seiko Epson (B)                                       47,100           1,362
   Seino Transportation                                   8,000              76
   Sekisui Chemical                                      34,000             262
   Sekisui House                                        148,000           1,971
   SFCG (B)                                               9,100           1,520
   Sharp                                                303,000           5,741
   Shimamura                                             10,300           1,098
   Shin-Etsu Chemical                                    46,200           3,296
   Shinsei Bank                                         241,000             972
   Showa Shell Sekiyu (B)                               128,000           1,585
   SMC                                                   23,400           3,108
   Softbank (B)                                         562,600          12,118
   Sojitz                                               239,500           1,071
   Sompo Japan Insurance                                125,000           1,527
   Sony                                                 262,000          13,429
   Stanley Electric                                      47,400           1,029
   Sumco                                                248,800          12,471
   Sumitomo                                             416,800           7,594
   Sumitomo Bakelite (B)                                 49,000             342
   Sumitomo Chemical                                    320,000           2,146
   Sumitomo Heavy Industries                            190,000           2,149
   Sumitomo Metal Industries                            621,000           3,651
   Sumitomo Metal Mining                                193,000           4,181
   Sumitomo Mitsui Financial Group                        2,468          22,982
   Sumitomo Realty & Development                        106,000           3,451
   Sumitomo Wiring Systems                                4,000              93
   Suzuki Motor                                         211,500           5,994
   Taisho Pharmaceutical (B)                             58,000           1,148
   Taiyo Yuden                                            6,000             139
   Takeda Pharmaceutical                                 47,500           3,062
   Takefuji                                              84,430           2,830
   Tamura Taiko Holdings (B)                            195,500             581
   TDK                                                   53,300           5,145
   Teijin                                               275,000           1,501
   Toagosei                                             801,400           3,147
   Toda (B)                                             817,900           4,345
   Tokai Rika                                            17,600             480
   Tokyo Electric Power                                 370,100          11,868

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Tokyo Electron                                        78,700   $       5,786
   Tokyo Gas (B)                                        409,000           1,934
   Tokyo Steel Manufacturing (B)                         20,900             327
   Tokyu (B)                                            241,000           1,608
   Tokyu Land                                           129,400           1,376
   Toppan Printing                                      108,000           1,159
   Topy Industries                                       39,000             148
   Toshiba (B)                                        1,626,000          14,154
   Toshiba TEC                                            4,000              24
   Tosoh                                                144,000             799
   Towa Real Estate Development (B)                      14,500              56
   Toyo Seikan Kaisha (B)                                92,800           1,788
   Toyota Auto Body (B)                                  20,100             333
   Toyota Industries                                     32,500           1,508
   Toyota Motor                                         467,300          29,515
   Trend Micro (B)                                       62,500           2,014
   TV Asahi                                                 178             362
   UNY                                                   79,000             937
   Ushio                                                 48,600           1,076
   USS                                                    7,370             468
   West Japan Railway                                       210             976
   Yahoo! Japan                                          12,433           4,213
   Yamada Denki                                          33,710           3,516
   Yamagata Bank                                          2,000              10
   Yamaha                                                37,200             771
   Yamaha Motor (B)                                      53,000           1,536
   Yamatane                                             620,900             910
   Yamato Kogyo                                           5,400             214
   Yamato Transport                                     165,800           2,340
   Yaskawa Electric                                      18,000             205
   Yokogawa Bridge (B)                                  133,300             780
   Yokohama Rubber                                      376,300           2,828
                                                                  -------------
                                                                        670,471
                                                                  -------------
LUXEMBOURG -- 0.1%
   Oriflame Cosmetics SDR                                12,681             596
   SES Global FDR (Paris Exchange)                       74,390           1,608
                                                                  -------------
                                                                          2,204
                                                                  -------------
MEXICO -- 0.7%
   America Movil ADR, Ser L                             298,400          18,480
   Fomento Economico Mexicano ADR                       250,005           9,830
                                                                  -------------
                                                                         28,310
                                                                  -------------
NETHERLANDS -- 5.0%
   ABN AMRO Holding                                      78,829           3,625
   Aegon                                                299,957           5,931
   Akzo Nobel                                           230,473          19,909
   ASML Holding*                                         53,840           1,491
   Buhrmann                                             187,500           2,882
   European Aeronautic Defense
      and Space                                         190,252           6,197
   Fugro                                                 25,548           1,623
   Heineken Holding                                      41,862           2,168
   Hunter Douglas                                         5,100             482
   ING Groep                                            900,557          39,881
   Koninklijke Ahold*                                   436,500           5,500
   Koninklijke DSM                                       44,959           2,219
   Mittal Steel (B)                                     284,895          17,918
   OPG Groep                                             59,400           2,165
   Randstad Holdings                                     22,950           1,824
   Reed Elsevier                                         94,150           1,798
   Royal Dutch Shell, Cl A                              763,985          31,150
   Royal Dutch Shell, Cl A (GBP)                        380,404          15,524
   Royal Dutch Shell, Cl B                              478,003          19,977

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Royal KPN                                            173,132   $       2,881
   Royal Numico                                          12,968             675
   Unilever                                             581,279          18,103
   Univar                                                11,100             588
   Vedior                                                 6,689             201
                                                                  -------------
                                                                        204,712
                                                                  -------------
NEW ZEALAND -- 0.3%
   Air New Zealand                                      737,980           1,505
   Contact Energy                                        66,399             462
   Fisher & Paykel Appliances
      Holdings                                          705,700           1,897
   Fletcher Building                                     79,687             760
   Infratil (B)                                         363,400             896
   Kiwi Income Property Trust (B)                       717,600             915
   Macquarie Goodman Property
      Trust (B)                                         705,600             812
   Telecom of New Zealand (B)                         1,085,005           3,848
   Vector (B)                                            69,894             147
                                                                  -------------
                                                                         11,242
                                                                  -------------
NORWAY -- 1.2%
   Cermaq*                                               73,500           1,282
   DnB                                                  282,764           3,648
   Ementor*                                             362,600           3,376
   Marine Harvest*                                    1,484,500           1,614
   Norske Skogindustrier                                 77,142           1,113
   Orkla*                                               238,148           4,516
   Renewable Energy*                                     25,400             989
   Schibsted                                             97,000           4,434
   Sparebanken Nord-Norge                                59,300           1,411
   Storebrand                                           144,600           2,255
   Tandberg                                             329,400           7,403
   Telenor                                              206,500           4,047
   Yara International                                   476,669          14,365
                                                                  -------------
                                                                         50,453
                                                                  -------------
PORTUGAL -- 0.2%
   Banco BPI                                            183,179           1,628
   Banco Comercial Portugues                            378,265           2,115
   Banco Espirito Santo                                  88,846           1,978
   Cimpor Cimentos de Portugal                           91,663             865
   Energias de Portugal (B)                             354,368           1,957
   Sonae Industria                                       14,703             214
                                                                  -------------
                                                                          8,757
                                                                  -------------
SINGAPORE -- 1.9%
   Allgreen Properties (B)                            3,068,500           4,193
   CapitaCommercial Trust + (B)*                      1,758,300           3,368
   CapitaLand                                           727,000           3,850
   Cerebos Pacific                                        3,000               8
   China Aviation Oil Singapore*                         41,000              63
   City Developments                                    295,900           3,347
   Cosco Singapore*                                   3,074,700           7,519
   DBS Group Holdings                                   701,400          10,456
   Flextronics International                            257,000           2,776
   Fraser and Neave                                      73,000             260
   Guocoland (B)                                        102,000             324
   Haw Par                                                8,000              40
   Ho Bee Investment                                     59,000              91
   Hong Leong Finance (B)*                              407,500           1,114
   Hotel Plaza                                           53,000              81
   Jardine Cycle & Carriage                             117,000           1,201
   K1 Ventures                                          296,000              61
   Keppel Corp*                                          18,000             147

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Keppel Land                                        1,163,000   $       6,653
   Kim Eng Holdings                                     762,800           1,022
   Mapletree Logistics Trust +                        2,862,900           2,658
   MCL Land                                               9,000              17
   Metro Holdings                                        81,000              57
   NatSteel*                                             19,000              23
   Neptune Orient Lines                                 371,000           1,286
   Olam International                                 1,924,600           3,876
   Oversea-Chinese Banking                              613,100           3,668
   SembCorp Industries                                   47,000             175
   SembCorp Marine                                      167,000             535
   Singapore Airlines                                   107,000           1,315
   Singapore Exchange                                   341,100           2,186
   Singapore Petroleum                                  213,000             801
   Singapore Press Holdings                             208,000             631
   Singapore Technologies
   Engineering (B)                                      284,000             668
   Singapore Telecommunications                         559,150           1,243
   SP Chemicals                                          84,000              61
   United Overseas Bank                                 347,400           4,997
   UOB-Kay Hian Holdings*                                68,000              96
   UOL Group                                             35,000             133
   Venture                                               20,000             205
   Wheelock Properties S                                 55,000             124
   Wing Tai Holdings                                  1,491,000           3,880
                                                                  -------------
                                                                         75,209
                                                                  -------------
SOUTH AFRICA -- 0.3%
   Harmony Gold Mining                                  283,700           4,034
   Harmony Gold Mining ADR*                              21,400             305
   Sanlam                                               745,380           2,377
   Sasol                                                 61,667           2,326
   Standard Bank Group                                   81,700           1,139
   Tiger Brands                                           3,600              92
                                                                  -------------
                                                                         10,273
                                                                  -------------
SOUTH KOREA -- 0.7%
   Honam Petrochemical                                   23,600           2,358
   Hynix Semiconductor                                   32,400           1,170
   Hyundai Mobis                                         16,270           1,546
   Industrial Bank of Korea                              49,730           1,015
   Kookmin Bank                                          34,520           3,030
   POSCO                                                  2,700           1,296
   Samsung Electronics                                    3,519           2,156
   Samsung Electronics GDR                                9,218           2,853
   Shinhan Financial Group                              187,250          11,390
   SK Telecom                                               410              94
   SK Telecom ADR                                        69,900           1,912
                                                                  -------------
                                                                         28,820
                                                                  -------------
SPAIN -- 2.9%
   Acerinox (B)                                          34,358             842
   ACS Actividades Construcciones
      y Servicios (B)                                   242,511          15,498
   Antena 3 de Television                                     1              --
   Banco Bilbao Vizcaya Argentaria (B)                  486,091          11,948
   Banco Popular Espanol (B)                            112,810           2,105
   Banco Santander Central
      Hispano (B)                                     1,168,299          21,601
   Cementos Portland Valderrivas                          3,200             399
   Ebro Puleva                                           85,489           1,844
   Endesa (B)                                            17,517             951
   Gas Natural SDG (B)                                  225,396          13,738
   Grupo Ferrovial (B)                                   18,600           1,835

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Iberdrola                                             37,990   $       2,131
   Iberdrola (GBP)*                                     127,329           7,012
   Inditex (B)                                           28,630           1,692
   Metrovacesa                                              276              31
   Repsol (B)                                           512,935          20,263
   Sacyr Vallehermoso (B)                                19,169             925
   Sol Melia                                             44,100             983
   Telefonica (B)                                       567,043          12,667
                                                                  -------------
                                                                        116,465
                                                                  -------------
SWEDEN -- 1.7%
   Assa Abloy, Cl B (B)                                  61,500           1,359
   Atlas Copco, Cl A (B)*                               732,375          12,282
   Axfood                                                14,977             531
   Boliden (B)*                                          59,000           1,228
   Hennes & Mauritz, Cl B                                11,339             672
   Husqvarna, Cl B*                                      39,092             556
   Industrivarden, Cl A (B)                              67,800           1,481
   Investor, Cl B                                       395,450          10,265
   Klovern*                                             259,400           1,029
   Kungsleden                                               658               8
   Sandvik*                                             137,741           2,792
   Skandinaviska Enskilda Banken,
      Cl A                                               91,846           2,973
   SKF*                                                  75,400           1,589
   Svenska Cellulosa, Cl B*                             338,459           5,676
   Svenska Handelsbanken, Cl A                           66,488           1,867
   Swedish Match                                         28,402             549
   Tele2, Cl B (B)                                       78,000           1,277
   Telefonaktiebolaget LM Ericsson,
      Cl B                                            2,214,094           8,866
   TeliaSonera                                          885,426           6,521
   Trelleborg, Cl B                                      30,326             838
   Volvo, Cl B*                                         241,954           4,834
   Wihlborgs Fastigheter (B)                              5,928             105
                                                                  -------------
                                                                         67,298
                                                                  -------------
SWITZERLAND -- 4.9%
   ABB                                                  180,826           4,102
   Adecco                                                19,400           1,503
   AFG Arbonia-Forster Holdings*                          2,200           1,145
   Bobst Group                                              642              40
   Bucher Industries                                      4,400             705
   Ciba Specialty Chemicals                              12,600             820
   Clariant                                              64,000           1,039
   Compagnie Financiere Richemont,
      Cl A                                              145,667           8,736
   Credit Suisse Group                                  309,565          22,063
   Elektrizitaets-Gesellschaft
      Laufenburg                                             39              45
   Energiedienst Holding                                    124              68
   Forbo Holding                                          1,552             848
   Geberit*                                               2,291             391
   Georg Fischer*                                         2,400           1,811
   Gurit Holding*                                           200             259
   Helvetia Holding                                       1,171             449
   Holcim                                                84,625           9,170
   Inficon Holding*                                      11,800           2,070
   Kudelski (B)*                                         33,600           1,179
   Nestle                                                38,935          14,804
   Novartis                                             487,454          27,443
   Phonak Holding                                         5,679             510
   Roche Holding                                        155,164          27,523
   Schweizerische National-
      Versicherungs-Gesellschaft                             33              27
   Straumann Holding                                      3,200             898

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Swatch Group                                          17,497   $         992
   Swiss Life Holding                                     6,160           1,628
   Swiss Reinsurance                                    163,757          14,951
   Swisscom                                              16,594           5,670
   UBS                                                  271,971          16,332
   Xstrata                                              360,701          21,617
   Zurich Financial Services                             33,742          10,441
                                                                  -------------
                                                                        199,279
                                                                  -------------
TAIWAN -- 0.3%
   AU Optronics                                         940,000           1,602
   Compal Electronics                                 1,284,362           1,387
   High Tech Computer GDR*                               18,500           1,322
   Siliconware Precision Industries                     336,000             714
   Taiwan Semiconductor
      Manufacturing                                   1,028,200           2,218
   Taiwan Semiconductor
      Manufacturing ADR                                 327,993           3,650
   United Microelectronics                            2,334,000           1,410
                                                                  -------------
                                                                         12,303
                                                                  -------------
THAILAND -- 0.0%
   PTT                                                  199,200           1,558
   Total Access Communication*                           20,000              26
                                                                  -------------
                                                                          1,584
                                                                  -------------
TURKEY -- 0.0%
   Ford Otomotiv Sanayi                                      --              --
                                                                  -------------
UNITED KINGDOM -- 14.3%
   3i Group                                              38,817             907
   Acergy                                               352,550           7,998
   Amec                                                 580,250           6,863
   Anglo American                                       421,571          24,909
   Antofagasta                                           37,000             456
   ARM Holdings                                         191,111             562
   AstraZeneca                                          364,060          19,597
   AstraZeneca (SEK)                                     41,336           2,212
   Aviva                                                962,722          14,361
   BAE Systems                                        1,954,100          15,878
   Balfour Beatty                                        34,352             305
   Barclays                                           1,833,508          25,603
   Barratt Developments                                 123,767           2,466
   Bellway                                               34,228             865
   Berkeley Group Holdings                               54,900           1,962
   BHP Billiton                                         318,233           8,875
   Bovis Homes Group                                     23,065             413
   BP                                                 2,509,247          30,357
   Brit Insurance Holdings                               88,000             608
   British Airways                                      121,115           1,017
   British American Tobacco                             206,276           7,027
   British Energy Group                                 918,474           9,969
   British Land +                                        92,687           2,492
   BT Group                                             354,941           2,368
   Burberry Group                                       603,870           8,323
   Cable & Wireless                                       1,190               5
   Cadbury Schweppes                                     93,567           1,277
   Capital & Regional                                    11,999             280
   Carnival                                              13,699             656
   Carphone Warehouse Group                              92,043             610
   Cattles                                               34,306             270
   Centrica                                           1,343,849          10,475
   Charter                                               28,650             635
   Close Brothers Group                                   8,851             153
   Compass Group                                        398,000           2,761

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Cookson Group                                         44,557   $         634
   Daily Mail & General Trust                            43,046             661
   Davis Service Group                                   10,794             135
   Derwent London +                                         483              18
   Diageo                                               591,952          12,316
   Drax Group                                            31,074             453
   DS Smith                                             206,800             963
   Emap                                                  24,487             404
   Enterprise Inns                                       75,278           1,041
   Firstgroup                                            26,404             354
   FKI                                                  381,800             969
   Friends Provident                                  1,181,271           4,247
   GKN                                                  186,000           1,486
   GlaxoSmithKline                                      829,273          21,713
   Greene King                                          259,900           5,076
   Group 4 Securicor                                     29,333             124
   Hays                                                 187,816             645
   HBOS                                               1,097,514          21,701
   Home Retail Group                                    103,376             952
   HSBC Holdings                                      1,261,955          23,167
   Hunting                                              132,100           1,941
   Imperial Chemical Industries                             160               2
   Imperial Tobacco Group                               174,058           8,057
   Intercontinental Hotels Group                              1              --
   International Power                                   84,566             729
   Investec                                              83,065           1,072
   J Sainsbury                                           97,906           1,148
   Kazakhmys                                             73,499           1,865
   Kelda Group                                           81,308           1,538
   Kingfisher                                           293,800           1,335
   Kingston Communications                              744,100           1,105
   Land Securities Group +                                3,895             136
   Legal & General Group                                265,286             799
   Liberty International +                               11,452             263
   Lloyds TSB Group                                     311,838           3,479
   LogicaCMG                                            280,132             853
   Luminar                                               88,800           1,248
   Marks & Spencer Group                                807,915          10,180
   Marston's                                            271,200           2,163
   Michael Page International                            94,395             995
   Millennium & Copthorne Hotels                         73,000             940
   Minerva*                                             690,200           4,895
   Mitchells & Butlers                                  246,790           4,355
   National Grid                                        521,651           7,724
   Nestor Healthcare Group                               30,100             117
   Next                                                  33,756           1,361
   Northern Foods                                     1,122,000           2,679
   Old Mutual                                         1,289,311           4,369
   Pearson                                               56,469             955
   Premier Oil*                                          79,100           1,771
   Prudential                                           268,000           3,839
   Punch Taverns                                        266,800           6,584
   Reckitt Benckiser                                     82,293           4,516
   Reed Elsevier                                        173,614           2,252
   Reuters Group                                        193,500           2,403
   Rio Tinto                                             87,837           6,744
   Royal & Sun Alliance Insurance
      Group                                           1,379,301           4,027
   Royal Bank of Scotland Group                       3,450,057          43,816
   SABMiller                                            274,300           6,967
   Scottish & Newcastle                                 287,606           3,696
   Scottish & Southern Energy                           160,583           4,668
   Segro +                                              107,600           1,349
   Severn Trent                                          84,700           2,350
   Smith & Nephew                                       911,400          11,319
   Smiths Group                                          69,469           1,652
   St Ives Group                                        178,200             866

--------------------------------------------------------------------------------
                                                    Shares/
                                                  Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Stagecoach Group                                     265,050   $         972
   Standard Chartered                                   143,822           4,703
   Tate & Lyle                                           70,900             807
   Taylor Woodrow                                       207,176           1,500
   TDG                                                  382,400           2,248
   Tesco                                                660,800           5,548
   Trinity Mirror                                       309,856           3,289
   Unilever                                              69,278           2,245
   United Utilities                                     160,034           2,278
   Vodafone Group                                    18,409,745          61,979
   Whitbread                                             63,423           2,251
   Wimpey George                                        524,231           5,291
   WPP Group                                            196,000           2,943
   Yell Group                                           294,217           2,729
                                                                  -------------
                                                                        584,479
                                                                  -------------
Total Common Stock
   (Cost $2,665,586) ($ Thousands)                                    3,411,316
                                                                  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 7.3%
   FHLMC
      6.000%, 07/01/21 to 02/01/22                        5,668           5,694
      5.794%, 02/01/36 (D)                                   32              32
   FHLMC 15 Year TBA
      6.000%, 07/01/21 to 05/01/22                       25,576          25,690
   FNMA
      5.500%, 12/01/20 to 03/01/21                       19,200          18,928
   FNMA 15 Year TBA
      5.500%, 06/01/18 to 07/01/22                        9,637         130,111
   FNMA 30 Year TBA
      6.500%, 07/01/37 to 08/15/37                       73,000          73,662
      6.000%, 07/01/37                                   12,000          11,869
   GNMA
      6.000%, 02/20/35 (D) (H)                              226             227
      5.625%, 02/20/34 (D)                                1,491           1,505
      5.500%, 07/30/07 to 06/20/34 (D)                    3,611           3,648
      5.500%, 08/20/34 to 03/20/36 (D) (H)                2,063           2,077
      5.375%, 07/01/07 (D)                                1,411           1,426
      5.375%, 06/20/33 (D) (H)                              263             266
      5.250%, 01/20/30 (D)                                  462             466
      5.000%, 02/20/33 (D)                                  949             958
      5.000%, 02/20/36 (D) (H)                            1,133           1,136
      4.500%, 07/20/34 to 06/20/36 (D)                    4,011           4,028
      4.375%, 06/20/33 (D) (H)                            1,678           1,693
      4.000%, 04/20/35 (D) (H)                            4,152           4,146
      4.000%, 07/20/35 (D)                                1,114           1,122
      3.750%, 02/20/34 (D)                                7,110           7,089
                                                                  -------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $294,705) ($ Thousands)                                        295,773
                                                                  -------------
ASSET - BACKED SECURITIES -- 6.0 %
   ACE Securities, Ser 2003-NC1,
      Cl M (D)
      6.100%, 07/25/07                                    2,100           2,104
   ACE Securities, Ser 2003-OP1,
      Cl M1 (D)
      6.020%, 07/26/07                                      800             805

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D)
      8.070%, 07/12/07                                      360   $         306
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1 (D)
      4.952%, 07/01/07                                    1,647           1,647
   Aegis Asset Backed Securities
      Trust, Ser 2003-3, Cl M1 (D)
      6.020%, 07/25/07                                      193             193
   American Home Mortgage
      Investment Trust, Ser 2004-3,
      Cl 3A (D)
      3.710%, 07/01/07                                    2,410           2,425
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 4A1 (D)
      4.992%, 07/01/07                                      554             557
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A (D)
      5.294%, 07/25/07                                   17,618          17,475
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A (D)
      5.350%, 07/25/07                                    9,410           9,324
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3 (D)
      5.100%, 07/25/07                                    4,618           4,576
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
      6.670%, 07/25/07                                    1,424           1,425
   Argent Securities, Ser 2003-W5,
      Cl M1 (D)
      6.020%, 07/25/07                                      600             604
   Argent Securities, Ser 2003-W9,
      Cl M1 (D)
      6.010%, 07/26/07                                    1,201           1,207
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE5,
      Cl M1 (D)
      6.070%, 07/15/07                                    1,642           1,645
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1
      5.611%, 05/10/45                                    2,488           2,494
   Banc of America Funding, Ser 2006-A,
      Cl 2A2 (D)
      5.566%, 07/01/07                                      512             522
   Basic Asset Backed Securities
      Trust, Ser 2006-1, Cl A1 (D)
      5.400%, 07/25/07                                    4,855           4,855
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-7,
      Cl 1A1 (D)
      4.919%, 07/01/07                                    1,759           1,779
   Bear Stearns Alt-A Trust, Ser 2004-12,
      Cl 2A2 (D)
      4.943%, 07/01/07                                    3,294           3,334
   Carrington Mortgage Loan Trust,
      Ser 2005-NC4, Cl A1 (D)
      5.470%, 07/26/07                                      200             200
   Chase Funding Mortgage Loan, Ser 2003-1,
      Cl 1A4
      4.119%, 02/25/29                                       68              68

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (D)
      4.975%, 07/01/07                                    2,301   $       2,335
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (D)
      6.470%, 07/27/07                                      800             789
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (D)
      7.320%, 07/27/07                                    1,221           1,116
   Countrywide Alternative Loan Trust,
      Ser 2006-0A11, Cl M3 (D)
      5.750%, 07/30/07                                    1,700           1,696
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2 (D)
      6.920%, 01/25/34                                      993           1,005
   Countrywide Asset-Backed
      Certificates, Ser 2004-11, Cl A2 (D)
      5.700%, 07/25/07                                      228             228
   Countrywide Asset-Backed
      Certificates, Ser 2005-15, Cl 1AF1 (D)
      5.460%, 07/25/07                                    1,251           1,251
   Countrywide Asset-Backed
      Certificates, Ser 2006-IM1, Cl A1 (D)
      5.410%, 07/27/07                                    1,086           1,086
   Countrywide Home Equity Loan
      Trust, Ser 2006-D, Cl 2A (D)
      5.520%, 07/30/07                                    6,937           6,935
   Countrywide Home Loans, Ser 2004-22,
      Cl A1 (D)
      5.084%, 07/01/07                                    1,915           1,898
   Countrywide Home Loans, Ser 2006-HYB2,
      Cl 1A1 (D)
      5.054%, 07/20/07                                    5,491           5,483
   Countrywide Home Loans, Ser 2007-HYB1,
      Cl 1A1 (D)
      5.581%, 07/01/07                                    2,330           2,326
   Credit Suisse Asset-Backed
      Mortgage Trust, Ser 2006-1,
      Cl A1B (D)
      5.540%, 07/26/07                                    1,644           1,644
   DLSA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M4 (D)
      6.060%, 07/19/07                                      760             748
   DSLA Mortgage Loan Trust, Ser 2004-AR4,
      Cl B1 (D)
      5.920%, 07/19/07                                    1,160           1,167
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M5 (D)
      6.130%, 07/19/07                                      490             480
   DSLA Mortgage Loan Trust, Ser 2006-AR1,
      Cl M7 (D)
      7.070%, 07/19/07                                      490             479
   Deutsche Alternatives Securities
      Mortgage Loan Trust, Ser 2006- AB3,
      Cl A1 (D)
      6.250%, 06/30/36                                    3,710           3,705
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF10, Cl A2 (D)
      5.720%, 07/26/07                                      289             289

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   First Franklin Mortgage Loan Asset,
     Ser 2005-FF4, Cl 2A3 (D)
     5.540%, 07/25/07                                     3,997   $       3,998
   First Horizon Alternative Mortgage
     Trust, Ser 2005-AA3, Cl 3A1 (D)
     5.349%, 07/01/07                                     1,022           1,019
   First Horizon Alternative Mortgage
     Trust, Ser 2006-AA6, Cl 2A1 (D)
     5.686%, 07/01/07                                    12,732          12,700
   First Horizon Mortgage Pass-
     Through Trust, Ser 2006-AR3,
     Cl 1A1 (D)
     5.695%, 07/01/07                                     3,051           3,036
   GMAC Mortgage Loan Trust, Ser 2006-HE1,
     Cl A (D)
     5.530%, 07/25/07                                    17,300          17,297
   GSAA Home Equity NIM Trust, Ser 2006-2,
     Cl 2A1 (D)
     5.420%, 07/27/07                                     8,453           8,449
   GSAA Home Equity NIM Trust, Ser 2006-HE3N,
     Cl N1 (F)
     5.500%, 05/25/36                                       102              51
   Greenpoint Mortgage Funding Trust,
     Ser 2006-AR1, Cl M3 (D)
     5.890%, 07/27/07                                     1,246           1,232
   Home Equity Asset NIM Trust, Ser 2003-4,
     Cl M2 (D)
     7.720%, 07/25/07                                     1,265           1,267
   Home Equity Asset NIM Trust, Ser 2006-1N,
     Cl A (F)
     6.500%, 05/27/36                                       222             167
   Indymac Mortgage Loan Trust, Ser 2004-AR11,
     Cl 4A1 (D)
     5.807%, 07/01/07                                     5,394           5,384
   Indymac Mortgage Loan Trust, Ser 2004-AR6,
     Cl 1A (D)
     5.495%, 07/01/07                                       815             820
   Lehman Mortgage Trust, Ser 2006-4,
     Cl 4A1
     6.000%, 08/25/21                                     9,968          10,012
   Lehman XS Trust, Ser 2005-5N,
     Cl M4 (D)
     7.070%, 07/31/07                                     1,850           1,660
   Lehman XS Trust, Ser 2005-7N,
     Cl M71 (D)
     7.070%, 07/27/07                                     1,075             960
   MLCC Mortgage Investors, Ser 2006-1,
     Cl 1A1 (D)
     5.328%, 07/01/07                                     6,214           6,250
   Master Adjustable Rate Mortgages,
     Ser 2005-2, Cl 3A1 (D)
     4.756%, 07/01/07                                     3,186           3,210
   Master Asset Backed Securities
     Trust, Ser 2003-WMC2, Cl M1 (D)
     6.020%, 07/27/07                                       605             605
   Master Asset Backed Securities
     Trust, Ser 2006-AB1, Cl A1 (D)
     5.460%, 07/27/07                                     6,939           6,940
   Merrill Lynch Mortgage Investors
     Trust, Ser 2003-HE1, Cl M2 (D)
     6.970%, 07/25/07                                       421             421
   Merrill Lynch Mortgage Investors
     Trust, Ser 2005-A4, Cl 1A (D)
     4.775%, 07/01/07                                       622             626

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch Mortgage Investors
     Trust, Ser 2005-HE2, Cl A2A (D)
     5.430%, 07/27/07                                       478   $         478
   Morgan Stanley Capital I, Cl 2003- NC8,
     Cl M1 (D)
     6.020%, 07/27/07                                     2,000           2,001
   New Century Home Equity Loan
     Trust, Ser 2004-A, Cl AII3 (D)
     4.450%, 07/01/07                                     1,723           1,712
   Nomura Asset Acceptance, Ser 2004-R1,
     Cl A1 (F)
     6.500%, 03/25/34                                     1,546           1,566
   Nomura Asset Acceptance, Ser 2004-R2,
     Cl A1 (D) (F)
     6.500%, 10/25/34                                     1,848           1,868
   Option One Mortgage Loan Trust,
     Ser 2003-5, Cl M1 (D)
     5.970%, 07/23/07                                     1,092           1,095
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M10 (D) (F)
     7.820%, 07/27/07                                       230             205
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl M11 (D) (F)
     7.820%, 07/27/07                                       500             386
   Residential Accredit Loans, Ser 2005-Q05,
     Cl M3 (D)
     6.120%, 07/25/07                                     1,295           1,292
   Residential Accredit Loans, Ser 2005-QA3,
     Cl NB2 (D)
     5.248%, 07/25/07                                     5,206           5,194
   Residential Accredit Loans, Ser 2006-Q01,
     Cl 2A3 (D)
     5.720%, 07/27/07                                       626             628
   Residential Asset Mortgage
     Products, Ser 2003-RS11, Cl MII1 (D)
     6.050%, 07/25/07                                       188             188
   Residential Asset Securities, Ser 2006-EMX2,
     Cl A1 (D)
     5.400%, 07/27/07                                     2,850           2,850
   Residential Asset Securities, Ser 2006-KS2,
     Cl A1 (D)
     5.390%, 07/27/07                                     3,653           3,653
   Residential Asset Securitization
     Trust, Ser 2004-IP2, Cl 3A1 (D)
     5.275%, 07/25/07                                     5,217           5,189
   Resmae Mortgage Loan Trust, Ser 2006-1,
     Cl A2A (D) (F)
     5.420%, 07/25/07                                     3,901           3,901
   Resmae Mortgage Loan Trust, Ser 2006-1,
     Cl A2B (D) (F)
     5.470%, 07/25/07                                     5,355           5,354
   SB Finance NIM Trust, Ser 2006- KS4N,
     Cl N1 (F)
     7.500%, 06/25/36                                       259             244
   Sharps SP I LLC NIM Trust, Ser 2005-HE3N,
     Cl N (F)
     5.000%, 05/25/35                                       336              76
   Structured Adjustable Rate
     Mortgage Loan, Ser 2005-16 XS,
     Cl M2 (D)
     6.220%, 07/25/07                                       775             769
   Structured Asset Investment Loan
     Trust, Ser 2003-BC4, Cl M2 (D)
     8.320%, 07/25/07                                       894             896

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Structured Asset Investment Loan
     Trust, Ser 2005-1, Cl A4 (D) (F)
     5.550%, 07/25/07                                       661   $         661
   Structured Asset Investment Loan
     Trust, Ser 2005-8, Cl A2 (D)
     5.450%, 07/25/07                                       586             586
   Terwin Mortgage Trust, Ser 2006-5,
     Cl 1A2A (D) (F)
     5.410%, 07/26/07                                    10,919          10,916
   Terwin Mortgage Trust, Ser 2006-6,
     Cl 2A1 (D)
     4.500%, 06/25/36                                     1,463           1,448
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-HY2,
     Cl 1A1 (D)
     5.776%, 04/25/37                                       971             963
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-HY4,
     Cl 1A1 (D)
     5.575%, 07/01/07                                     7,515           7,442
   Washington Mutual Mortgage Pass-
     Through Certificates, Ser 2007-HY6,
     Cl HY6 (D)
     5.707%, 06/25/37                                     2,943           2,927
   Wells Fargo Mortgage Backed Securities
     Trust, Ser 2004-I, Cl B1 (D)
     5.460%, 07/01/07                                       555             555
                                                                  -------------
Total Asset-Backed Securities
   (Cost $244,052) ($ Thousands)                                        243,352
                                                                  -------------
CORPORATE OBLIGATIONS -- 1.2%
   Aetna
     5.750%, 06/15/11                                     1,520           1,529
   Bear Stearns
     5.350%, 02/01/12                                     1,290           1,266
   CVS Caremark
     5.750%, 06/01/17                                       665             642
   Capmark Financial Group (F)
     6.300%, 05/10/17                                       167             164
     5.875%, 05/10/12                                       335             331
   Cit Group
     5.000%, 02/13/14                                     2,030           1,904
   Comcast
     5.300%, 01/15/14                                     1,035             998
   Cox Communications
     4.625%, 06/01/13                                     1,520           1,424
   Discover Financial Services (F)
     6.450%, 06/12/17                                       335             335
   Dominion Resources
     4.750%, 12/15/10                                     1,015             991
   Exelon Generation
     6.950%, 06/15/11                                     1,520           1,578
   Genworth Financial
     5.750%, 06/15/14                                     1,110           1,105
     5.650%, 06/15/12                                     1,690           1,689
   Goldman Sachs
     5.500%, 11/15/14                                     3,045           2,966
   HSBC Finance
     6.375%, 10/15/11                                     1,520           1,562
   Istar Financial +
     5.875%, 03/15/16                                     1,015             977
   JPMorgan Chase
     5.125%, 09/15/14                                     1,520           1,460

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Kinder Morgan Energy Partners
     5.000%, 12/15/13                                     1,520   $       1,438
   Lehman Brothers Holdings MTN
     5.750%, 05/17/13                                       510             510
     5.500%, 04/04/16                                     1,010             981
   Merrill Lynch
     6.050%, 05/16/16                                     1,520           1,503
   Morgan Stanley
     4.750%, 04/01/14                                     1,520           1,419
   Morgan Stanley MTN, Ser G (D)
     5.660%, 07/04/07                                     1,380           1,374
   Prudential Financial MTN
     5.800%, 06/15/12                                       460             463
   Residential Capital
     6.875%, 06/30/15                                       265             257
     6.500%, 04/17/13                                     3,505           3,388
     6.000%, 02/22/11                                       700             677
   Shinsei Finance Cayman (D) (F)
     6.418%, 01/29/49                                     1,740           1,692
   Simon Property Group +
     5.750%, 12/01/15                                     1,015           1,004
     5.600%, 09/01/11                                       795             795
   Teva Pharmaceutical
     5.550%, 02/01/16                                     1,520           1,456
   Time Warner
     6.875%, 05/01/12                                     1,520           1,586
   US Steel
     5.650%, 06/01/13                                       355             350
   Vodafone Group
     5.625%, 02/27/17                                       745             712
     5.350%, 02/27/12                                       255             251
   Wachovia
     5.300%, 10/15/11                                     2,485           2,459
     4.875%, 02/15/14                                     1,015             968
   Washington Mutual Preferred
     Funding (D) (F)
     6.534%, 03/15/49                                     1,900           1,834
   Weatherford International (F)
     6.350%, 06/15/17                                       465             471
     5.950%, 06/15/12                                       570             575
   Wellpoint
     6.800%, 08/01/12                                     1,015           1,062
                                                                  -------------
Total Corporate Obligations
   (Cost $48,224) ($ Thousands)                                          48,146
                                                                  -------------
U.S.GOVERNMENT AGENCY OBLIGATONS -- 1.0%
   FHLMC (G)
     6.050%, 04/18/07                                        50              50
     5.249%, 11/09/07                                    18,300          17,962
     5.213%, 07/02/07                                     1,000           1,000
   FHLMC CMO STRIPS, Ser 232,
     Cl IO, IO (E)
     5.000%, 08/01/35                                    22,953           5,946
   FHLMC CMO STRIPS, Ser 233,
     Cl 12, IO (E)
     5.000%, 09/15/35                                     4,727           1,228
   FHLMC CMO STRIPS, Ser 233,
     Cl 4, IO (E)
     4.500%, 09/15/35                                     1,623             416
   FNMA (G)
     5.278%, 11/02/07                                       400             393
     5.234%, 07/02/07                                       475             475
     5.210%, 08/01/07                                       150             149

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount
                                               ($ Thousands)(1)    Market Value
Description                                         /Shares       ($ Thousands)
--------------------------------------------------------------------------------
   FNMA CMO STRIPS, Ser 10, Cl FD (D)
     5.670%, 07/25/07                                     5,520   $       5,535
   FNMA CMO STRIPS, Ser 359, Cl 6,
     IO (E)
     5.000%, 11/01/35                                     1,899             485
   FNMA CMO STRIPS, Ser 360, Cl 2,
     IO (E)
     5.000%, 08/01/35                                    29,143           7,574
   FNMA CMO STRIPS, Ser 365, Cl 2,
     IO (E)
     5.000%, 03/01/36                                     1,724             424
   FNMA CMO STRIPS, Ser 377, Cl 2,
     IO (E)
     5.000%, 10/01/36                                        63              17
                                                                  -------------
Total U.S. Government Agency
   Obligations
   (Cost $40,334) ($ Thousands)                                          41,654
                                                                  -------------
PREFERRED STOCK -- 0.4%

AUSTRALIA -- 0.0%
   News                                                  44,855             955
                                                                  -------------
BRAZIL -- 0.1%
   Petroleo Brasileiro                                   65,000           1,738
   Usinas Siderurgicas de Minas
   Gerais, Cl A                                          54,200           3,093
                                                                  -------------
                                                                          4,831
                                                                  -------------
GERMANY -- 0.1%
   Porsche                                                2,269           4,054
   Volkswagen                                             2,444             255
                                                                  -------------
                                                                          4,309
                                                                  -------------
ITALY -- 0.2%
   Istituto Finanziario Industriale                     153,700           6,190
                                                                  -------------
SOUTH KOREA -- 0.0%
   Samsung Electronics                                    2,900           1,357
                                                                  -------------
Total Preferred Stock
   (Cost $12,291) ($ Thousands)                                          17,642
                                                                  -------------
EQUITY LINKED WARRANTS -- 0.3%
                                                   Number of
                                                   Warrants
                                                   --------
NEW ZEALAND -- 0.0%
     Infratil, Expires 06/29/12*                         36,340              23
                                                                  -------------
TAIWAN -- 0.3%
     HON HAI Precision Industry*                      1,554,340          13,437
                                                                  -------------
Total Equity Linked Warrants
   (Cost $7,242) ($ Thousands)                                           13,460
                                                                  -------------
RIGHTS -- 0.0%
                                                   Number of
                                                    Rights
                                                    ------
AUSTRALIA -- 0.0%
     Westfield Group, Expires
       07/06/07*                                         54,700              --
                                                                  -------------

--------------------------------------------------------------------------------
                                              Contracts/Shares/
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
                                                   Number of
                                                    Rights
                                                    ------
AUSTRIA -- 0.0%
     Immoeast, Expires 06/21/07*                         98,200   $          --
                                                                  -------------
FRANCE -- 0.0%
     Veolia Environnement, Expires
       6/27/07*                                          48,050              54
                                                                  -------------
Total Rights
   (Cost $0) ($ Thousands)                                                   54
                                                                  -------------
PURCHASED OPTIONS -- 0.0%
   July 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08, Strike
     Price $95.00*                                           53              --
                                                                  -------------
Total Purchased Options
   (Cost $23) ($ Thousands)                                                  --
                                                                  -------------
CASH EQUIVALENTS ++ -- 15.1%
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A, 5.330%**                 66,402,201          66,402
   SEI Liquidity Fund, L.P.,
     5.500%** (C)                                   549,428,852         549,429
                                                                  -------------
Total Cash Equivalents
   (Cost $615,831) ($ Thousands)                                        615,831
                                                                  -------------
U.S. TREASURY OBLIGATIONS(E) -- 0.9%
   U.S. Treasury Bills (A)
     4.806%, 08/23/07                                     6,624           6,580
     4.608%, 09/20/07                                       675             668
     4.389%, 08/16/07                                     9,670           9,615
     3.753%, 07/26/07                                     3,140           3,131
   U.S. Treasury Inflationary Index
     Notes
     3.875%, 04/15/29                                     2,748           3,318
     2.375%, 04/15/11                                    13,016          12,874
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $36,404) ($ Thousands)                                          36,186
                                                                  -------------
COMMERCIAL PAPER (E) -- 0.2%

UNITED STATES -- 0.2%
   ING Funding
     5.266%, 07/09/07                                    10,000           9,987
                                                                  -------------
Total Commercial Paper
   (Cost $9,987) ($ Thousands)                                            9,987
                                                                  -------------
Total Investments -- 116.0%
   (Cost $3,974,679) ($ Thousands)+++                             $   4,733,401
                                                                  =============
WRITTEN OPTIONS -- 0.0%

UNITED STATES -- 0.0%
   June 2008 U.S. Ten Year Treasury
     Call, Expires 06/16/08, Strike
     Price $95.50                                           (53)  $          --
                                                                  -------------
Total Written Options
   (Premium received $(9)) ($ Thousands)                          $          --
                                                                  -------------

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investment (Unaudited)

Internationl Equity Fund
June 30, 2007

Forward Foreign Currency Contracts -- A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2007, is as follows:

---------------------------------------------------------------------------------------
                                                                             UNREALIZED
                                   CURRENCY            CURRENCY            APPRECIATION
SETTLEMENT                        TO DELIVER          TO RECEIVE         (DEPRECIATION)
DATE                             (THOUSANDS)         (THOUSANDS)          ($ THOUSANDS)
---------------------------------------------------------------------------------------
7/12/07-7/25/07               USD       261,318   GBP       131,584         $     2,599
7/20/07                       AUD        27,457   EUR        17,271                  57
7/20/07                       AUD        17,627   GBP         7,491                  78
7/20/07                       CAD       108,461   USD       101,664                (353)
7/20/07                       EUR        10,772   AUD        17,200                  27
7/20/07                       EUR         8,802   SEK        82,270                 116
7/20/07                       EUR        27,359   USD        36,724                (245)
7/20/07                       GBP         7,989   AUD        18,658                 (22)
7/20/07                       HKD       105,539   USD        13,507                   -
7/20/07                       MXP       323,707   USD        29,959                 (12)
7/20/07                       NOK       106,996   USD        17,760                (366)
7/20/07                       NZD         7,136   USD         5,375                (129)
7/20/07                       SEK       140,050   EUR        15,098                 (43)
7/20/07                       SGD        54,181   USD        35,311                (170)
7/20/07                       USD        17,171   CAD        18,350                  89
7/20/07                       ZAR        75,593   USD        10,610                 (91)
7/20/07-7/25/07               USD        37,094   AUD        43,930                 150
7/20/07-7/25/07               USD        33,275   SEK       232,045                 603
7/20/07-11/21/07              USD       173,959   CHF       212,847                 297
7/20/07-12/21/07              CHF       140,300   GBP        58,463               1,970
7/20/07-12/21/07              CHF       150,100   USD       123,251                 170
7/20/07-12/21/07              GBP        35,287   CHF        84,400              (1,485)
7/20/07-12/21/07              GBP        19,736   JPY     4,607,000              (1,918)
7/20/07-12/21/07              JPY    10,117,000   GBP        43,249               3,837
7/20/07-12/21/07              JPY    13,771,000   USD       116,373               3,871
7/20/07-12/21/07              USD       170,929   JPY    20,602,123              (3,261)
7/20/07-8/21/07               JPY     5,511,000   NZD        66,655               6,513
7/20/07-8/21/07               NZD        46,003   JPY     3,674,000              (5,549)
7/25/07                       USD         2,830   DKK        15,707                  23
7/25/07                       USD       131,150   EUR        97,818               1,049
7/25/07                       USD         6,398   HKD        49,951                  (5)
7/25/07                       USD         3,393   NOK        20,243                  37
7/25/07                       USD           601   NZD           791                   9
7/25/07                       USD         3,996   SGD         6,122                  15
9/21/07-12/21/07              CHF        22,900   NZD        26,104               1,105
9/21/07-12/21/07              JPY     1,832,000   AUD        18,950                 933
10/19/07                      NZD         5,163   CHF         4,500                (250)
                                                                      -----------------
                                                                            $     9,649
                                                                      =================


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investment (Unaudited)

Internationl Equity Fund
June 30, 2007

Futures contracts -- a summary of the open futures contracts held by the Fund at June 30, 2007, is as follows:

---------------------------------------------------------------------------------------
                                                                           UNREALIZED
                                  NUMBER OF                               APPRECIATION
TYPE OF                           CONTRACTS         EXPIRATION          (DEPRECIATION)
CONTRACT                         LONG (SHORT)          DATE              ($ THOUSANDS)
---------------------------------------------------------------------------------------
U.S. Long Treasury Bond              (53)            Jun-2007              $        71
U.S. 5-Year Note                    (285)            Sep-2007                      129
U.S. 2-Year Note                      (3)            Sep-2007                        1
U.S. 10-Year Note                   (490)            Sep-2007                     (129)
Amsterdam Exchange Index             149             Jul-2007                      421
CAC40 10 Euro                        535             Jul-2007                    1,103
DAX Index                            150             Sep-2007                    1,438
DJ Euro Stoxx 50 Index               768             Sep-2007                      898
FTSE 100 Index                     1,013             Sep-2007                      858
Hang Seng Index                       79             Jul-2007                      (24)
IBEX 35 Index                         84             Jul-2007                        3
MSCI Singapore Index                  80             Jul-2007                      (85)
Nikkei 225 Index                      22             Sep-2007                       17
OMX Index                          1,269             Jul-2007                     (515)
S&P/MIB Index                         76             Sep-2007                      210
SPI 200 Index                        268             Sep-2007                     (577)
Topix Index                          473             Sep-2007                     (363)
90-Day Euro$                        (180)            Mar-2008                      101
90-Day Euro$                         (93)            Mar-2009                       45
90-Day Euro$                        (134)            Mar-2010                       75
90-Day Euro$                         (86)            Mar-2011                       41
90-Day Euro$                           7             Mar-2012                       (8)
90-Day Euro$                          (7)            Jun-2008                       (2)
90-Day Euro$                         168             Jun-2009                     (206)
90-Day Euro$                        (461)            Jun-2010                      467
90-Day Euro$                          34             Jun-2011                      (52)
90-Day Euro$                          (6)            Jun-2012                       (1)
90-Day Euro$                        (314)            Sep-2007                      115
90-Day Euro$                        (137)            Sep-2008                       73
90-Day Euro$                        (180)            Sep-2009                      227
90-Day Euro$                        (154)            Sep-2010                       82
90-Day Euro$                          41             Sep-2011                      (59)
90-Day Euro$                        (108)            Dec-2007                       37
90-Day Euro$                        (693)            Dec-2008                      516
90-Day Euro$                        (135)            Dec-2009                       73
90-Day Euro$                        (137)            Dec-2010                       59
90-Day Euro$                           7             Dec-2011                       (8)
                                                                     -----------------
                                                                           $     5,031
                                                                     =================




--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

Swap Contracts - A summary of outstanding swap agreements held by the Fund at June 30, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                     TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Delivers payment on the quarterly reset spread from Swiss Market Index plus 23 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on
   the spread depreciates over the payment period. (Counterparty: Bear Stearns)          01/24/08   CHF   35,600   $            339

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Bank of America)                                                       07/31/07         85,000                (97)

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 8 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Bank of America)                                                       09/30/07         60,000                (68)

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Bank of America)                                                       08/31/07         16,000                (32)

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Bank of America)                                                       09/30/07         28,000                (18)

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the
   return on the spread depreciates over the payment period. (Counterparty: Wachovia)    08/31/07         39,000                (22)

Receive payment on the monthly reset spread from Bank of America - CMBS AAA10Yr
   Index plus 10 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the
   return on the spread depreciates over the payment period. (Counterparty: Wachovia)    12/31/07          5,000                 --

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        UNREALIZED
                                                                                                      NOTIONAL        APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Bank of America - CMBS IG 10Yr
   Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Bank of America)                                                       10/31/07         15,000     $          (15)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 10YR
   8.5 Index plus 15 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: JPMorgan Chase)                                                        12/31/07          8,000                 --

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA 10YR
   Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Wachovia)                                                              08/31/07         50,000                  6

Receive payment on the monthly reset spread from MSCI EAFE Index minus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the
   spread depreciates over the payment period. (Counterparty: Bear Stearns)              03/24/08         52,640               (319)

Receive payment on the monthly reset spread from MSCI Japan Net Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on
   the spread depreciates over the payment period. (Counterparty: Goldman Sachs)         03/31/08         50,000                481

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $          255
====================================================================================================================================

                                                  CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bank of America)                                                       07/25/45         21,500     $       (1,023)

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bank of America)                                                       07/25/45         23,500             (1,150)

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                       NOTIONAL        APPRECIATION
                                                                                       EXPIRATION       AMOUNT       (DEPRECIATION)
DESCRIPTION                                                                               DATE       (THOUSANDS)      ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.4400% (5.280% per annum) times the notional amount of the ABX.HE.A 06-2 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bank of America)                                                       05/25/46         14,000     $       (1,536)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bank of America)                                                       08/25/37          2,000               (135)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bank of America)                                                       08/25/37          2,250               (216)

Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       03/20/14          2,150                  8

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of Alcan, Inc., 4.875%, 09/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/13          2,500                (11)

Fund pays quarterly payment of 0.4400% (1.760% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                (19)

Fund pays quarterly payment of 0.5500% (2.200% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                 (3)

Fund pays quarterly payment of 0.2000% (0.800% per annum) times the notional amount of Campbell Soup Co., 4.875%, 10/01/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       06/20/14          3,500                  9

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                 (8)

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11         45,900     $          184

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          3,025                 (4)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,000                 (1)

Fund pays quarterly payment of 0.4450% (1.780% per annum) times the notional amount of Darden Restaurants, Inc., 7.125%, 02/01/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                (11)

Fund pays quarterly payment of 0.4250% (1.700% per annum) times the notional amount of Eastman Chemical Co., 7.600%, 02/01/27. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                (11)

Fund pays quarterly payment of 1.1800% (4.720% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                  2

Fund pays quarterly payment of 0.3700% (1.480% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/13          2,500                 (1)

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/13          2,500                (14)

Fund pays quarterly payment of 0.4750% (1.900% per annum) times the notional amount of Ltd. Brands, Inc., 6.125%, 12/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                (13)

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                              DATE       (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.7300% (2.920% per annum) times the notional amount of Masco Corp., 5.875%, 07/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/13          2,500     $            2

Fund pays quarterly payment of 0.4750% (1.900% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                (13)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 11/01/15. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/13          2,500                 58

Fund pays quarterly payment of 0.2200% (0.880% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                  6

Fund pays quarterly payment of 0.1400% (0.560% per annum) times the notional amount of Pitney Bowes, Inc., 4.625%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          5,200                 12

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/13          2,500                 19

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/13          2,500                 52

Fund pays quarterly payment of 0.1900% (0.760% per annum) times the notional amount of TJX Cos, Inc., 7.450%, 12/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                 (4)

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Bank of America)                                                       12/20/11          2,500                 (6)

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

INTERNATIONAL EQUITY FUND
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE       (THOUSANDS)      ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Bear Stearns)                                                          07/25/45          2,500     $          (69)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: JPMorgan Chase)                                                        08/25/37          3,000               (293)

Fund pays quarterly payment of 0.3400% (1.360% per annum) times the notional amount of Agrium, Inc., 8.250%, 02/15/11. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                 52

Fund pays quarterly payment of 0.4600% (1.840% per annum) times the notional amount of Autozone, Inc., 5.875%, 10/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                 --

Fund pays quarterly payment of 0.5500% (2.200% per annum) times the notional amount of Black & Decker Corp., 7.125%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                 (6)

Fund pays quarterly payment of 0.2150% (0.860% per annum) times the notional amount of Carnival Corp., 6.650%, 01/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        06/20/12          2,000                  1

Fund pays quarterly payment of 0.2600% (1.040% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/13          2,500                  8

Fund pays quarterly payment of 1.1800% (4.720% per annum) times the notional amount of Gap, Inc., 8.800%, 12/15/08. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                 18

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Hasbro, Inc., 2.750%, 12/01/21. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                (17)

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                       NOTIONAL        APPRECIATION
                                                                                        EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)      ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.7700% (3.080% per annum) times the notional amount of Jones Apparel Group, Inc., 5.125%, 11/15/14. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500     $          (31)

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                 (1)

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of MGIC Investment Corp., 6.000%, 03/15/07. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/13          2,500                 53

Fund pays quarterly payment of 0.2800% (1.120% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/13          2,500                (12)

Fund pays quarterly payment of 0.2200% (0.880% per annum) times the notional amount of Nucor Corp., 4.875%, 10/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                  9

Fund pays quarterly payment of 0.3500% (1.400% per annum) times the notional amount of PMI Group, Inc., 6.000%, 09/15/16. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/13          2,500                  3

Fund pays quarterly payment of 0.2000% (0.800% per annum) times the notional amount of PPG Industries, Inc., 7.050%, 08/15/09. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                 (4)

Fund pays quarterly payment of 0.3900% (1.560% per annum) times the notional amount of Radian Group, Inc., 7.750%, 06/01/11. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/13          2,500                (10)

Fund pays quarterly payment of 0.2700% (1.080% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                  1

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                       NOTIONAL        APPRECIATION
                                                                                        EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)      ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.3200% (1.280% per annum) times the notional amount of Washington Mutual Co., 5.250%, 09/15/17. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        03/20/12          2,300     $            5

Fund pays quarterly payment of 0.3380% (1.352% per annum) times the notional amount of Whirlpool Corp., 7.750%, 07/15/16. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: JPMorgan Chase)                                                        12/20/11          2,500                 19

Fund receives monthly payment of 0.5400% (6.480% per annum) times the notional amount of the ABX.HE.A 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Merrill Lynch)                                                         07/25/45         10,000               (292)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Merrill Lynch)                                                         08/25/37          1,500               (159)

Fund receives monthly payment of 0.6400% (7.680% per annum) times the notional amount of the ABX.HE.A 07-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined deliverable obligation.
   (Counterparty: Merrill Lynch)                                                         08/25/37          7,250               (517)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11          2,150                 59

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG., Index. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11         12,700                 53

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG. Index. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11         45,900                148

Fund receives quarterly payment of 0.4400% (1.760% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event, Fund will deliver the notional amount and takes receipt of the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11          5,000                (51)

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                       NOTIONAL        APPRECIATION
                                                                                        EXPIRATION      AMOUNT       (DEPRECIATION)
DESCRIPTION                                                                                DATE      (THOUSANDS)      ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.2500% (1.000% per annum) times the notional amount of Dow Chemical Co., 6.000%, 10/01/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/13          2,500     $            7

Fund pays quarterly payment of 0.1300% (0.520% per annum) times the notional amount of Lowe's Cos., 8.250%, 06/01/10. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11          2,500                 --

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Lubrizol Corp., 7.250%, 06/15/25. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11          2,500                (21)

Fund pays quarterly payment of 0.9000% (3.600% per annum) times the notional amount of MDC Holdings, Inc., 5.500%, 05/15/13. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11          2,500                (32)

Fund pays quarterly payment of 0.2800% (1.120% per annum) times the notional amount of Nordstrom, Inc., 6.950%, 03/15/28. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/13          2,500                 (3)

Fund pays quarterly payment of 0.6900% (2.760% per annum) times the notional amount of RR Donnelly & Sons Co., 4.950%, 04/01/14. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11          2,500                 16

Fund pays quarterly payment of 0.2700% (1.080% per annum) times the notional amount of Southwest Airlines Co., 6.500%, 03/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         12/20/11          2,500                  1

Fund pays quarterly payment of 0.4500% (1.800% per annum) times the notional amount of Weyerhaeuser, Co., 6.750%, 03/15/12. Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined obligation.
   (Counterparty: Merrill Lynch)                                                         03/20/12          2,500                 (3)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $       (4,895)
====================================================================================================================================

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Equity Fund
June 30, 2007

       Percentages are based on Net Assets of $4,079,787 ($ Thousands).

*      Non-Income Producing Security

**     Rate shown is the 7-day effective yield as of June 30, 2007.

+      Real Estate Investment Trust

++     Affiliated security

(1)    In U.S. dollars unless otherwise indicated.

(A) Security, or portion thereof, has been pledged as collateral on open future contracts and written options. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $520,813 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $549,429 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(E)    The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H) Security, or portion of this security, has been pledged as collateral on open swap contracts.

ADR    -- American Depositary Receipt
AUD    -- Australian Dollar
CAD    -- Canadian Dollar
CHF    -- Swiss Franc
Cl     -- Class
CMBS   -- Collateralized Mortgage-Backed Securities
CMO    -- Collateralized Mortgage Obligation
DKK    -- Danish Krone
EUR    -- Euro
FDR    -- Fiduciary Depositary Receipt
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GBP    -- British Pound Sterling
GDR    -- Global Depositary Receipt
GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only - face amount represents notional amount
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
MTN    -- Medium Term Note
MXP    -- Mexican Peso
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SDR    -- Swedish Depositary Receipt
SEK    -- Swedish Krona
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South African Rand

       Amounts designated as "--" are $0 or have been rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments, excluding written options, was $3,974,679 ($ Thousands), and the unrealized appreciation and depreciation were $798,529 ($ Thousands) and $(39,807) ($ Thousands), respectively.

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual or annual financial statements.

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 92.7%

ARGENTINA -- 0.2%
   IRSA Inversiones y
      Representaciones GDR*                              51,500   $         953
   MetroGas ADR*                                         10,600              57
   Perez Companc ADR*                                    93,900           1,019
   Petrobas Energia Participaciones
      ADR (B)*                                           55,800             605
   Telecom Argentina, Ser B ADR*                         38,900             969
   Telefonica de Argentina*                               3,225              63
                                                                  -------------
                                                                          3,666
                                                                  -------------
BAHRAIN -- 0.1%
   Investcorp Bank GDR (A)*                              41,313           1,053
                                                                  -------------
BERMUDA -- 0.1%
   Credicorp                                             18,100           1,107
                                                                  -------------
BRAZIL -- 7.7%
   All America Latina Logistica                          83,400           1,137
   Aracruz Celulose ADR                                   6,743             447
   Banco Bradesco ADR                                   225,448           5,436
   Banco do Brasil                                      122,100           1,759
   Banco Itau Holding Financeira ADR                     28,080           1,248
   Banco Nossa Caixa                                    113,600           1,817
   Banestes-Banco do Estado do
      Espirito Santo                                    709,900             512
   BR Malls Participacoes*                               47,300             616
   Brasil Ecodiesel Industria e
      Comercio de Biocombus*                            116,000             747
   Brasil Telecom Participacoes ADR                      67,610           4,088
   Braskem ADR                                           10,000             180
   Centrais Eletricas Brasileiras                    46,938,300           1,409
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar ADR                                 186,170           7,195
   Cia de Bebidas das Americas ADR                        1,000              70
   Cia de Concessoes Rodoviarias                         31,100             579
   Cia de Saneamento Basico do
      Estado de Sao Paulo*                              125,870           2,779
   Cia Energetica de Minas Gerais
      ADR*                                               26,300             555
   Cia Paranaense de Energia                             23,000             394
   Cia Vale do Rio Doce ADR                             130,300           5,805
   Cia Vale do Rio Doce Sponsored
      ADR (B)                                           397,418          14,983
   CPFL Energia                                          61,600           1,243
   CPFL Energia ADR                                       6,400             389
   Empresa Brasileira de Aeronautica
      ADR (B)                                            33,350           1,608
   Gafisa ADR*                                           45,700           1,426
   Gerdau ADR                                           157,400           4,048
   Grendene                                             184,000           2,386
   Investimentos Itau                                    11,909              74
   JHSF Participacoes*                                   46,000             269
   Localiza Rent A Car                                  213,500           2,412
   Lojas Renner                                         214,900           3,994
   Marfrig Frigorificos e Comercio de
      Alimentos*                                        102,300             977
   Natura Cosmeticos                                    267,600           3,869
   NET Servicos de Comunicacao                            4,000              66
   Petroleo Brasileiro ADR                               88,617          10,747
   Petroleo Brasileiro Sponsored ADR                     82,570           8,809
   Positivo Informatica                                  14,700             311
   Santos-Brasil                                        115,281           1,730

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Souza Cruz                                            31,900   $         770
   Tam                                                   26,401             874
   Tele Norte Leste Participacoes
      ADR (B)                                           257,040           4,876
   Tim Participacoes ADR                                188,500           6,498
   Uniao de Bancos Brasileiros                           10,900             124
   Uniao de Bancos Brasileiros ADR                      150,320          16,967
   Usinas Siderurgicas de Minas
      Gerais                                             17,600           1,161
   Votorantim Celulose e Papel ADR                       81,370           1,853
                                                                  -------------
                                                                        129,237
                                                                  -------------
CANADA -- 0.0%
   SXR Uranium One                                       35,000             447
                                                                  -------------
CHILE -- 1.3%
   A.F.P. Provida ADR                                    11,600             363
   Banco Santander Chile ADR                             29,100           1,442
   Centros Comerciales
      Sudamericanos                                     515,069           2,137
   Cervecerias Unidas ADR                                34,300           1,265
   Cia Cervecerias Unidas ADR                             4,177             154
   CorpBanca                                        343,022,800           2,129
   Embotelladora Andina ADR                              32,078             657
   Empresa Nacional de Electricidad
      ADR (B)                                           119,400           5,798
   Empresas CMPC                                         21,300             789
   Enersis ADR                                          151,722           3,042
   Lan Airlines ADR                                      22,190           1,867
   United Breweries                                     241,460           1,769
                                                                  -------------
                                                                         21,412
                                                                  -------------
CHINA -- 6.0%
   Bank of China                                      3,767,000           1,870
   China Construction Bank                            8,308,000           5,717
   China International Marine
      Containers                                        566,280           1,402
   China Life Insurance                                 574,000           2,063
   China Medical Technologies ADR*                       23,600             751
   China Petroleum & Chemical, Cl H                  12,630,000          13,974
   China Shenhua Energy                                 861,500           3,008
   China Shipping Development                         2,668,000           6,170
   China Telecom                                     13,832,000           8,139
   China Yurun Food Group                             4,308,000           4,816
   Ctrip.com International ADR                            3,000             236
   Focus Media Holding ADR*                              16,200             818
   Great Wall Motor                                   2,199,500           3,196
   Great Wall Technology                              1,320,000             564
   Guangdong Electric Power
      Development                                     1,034,400             953
   Harbin Power Equipment                               728,000           1,101
   Huadian Power International                        2,473,400           1,281
   Huaneng Power International                        1,652,800           1,877
   Industrial & Commercial Bank of
      China, Cl H                                    13,064,820           7,253
   Jiangxi Copper                                       199,000             334
   Lenovo Group                                       2,674,000           1,577
   Livzon Pharmaceutical                                415,400             760
   Mindray Medical International ADR                     32,300             986
   PetroChina, Cl H                                   9,494,000          13,990
   PICC Property & Casualty                           1,929,000           1,572
   Semiconductor Manufacturing
      International                                     696,000              95
   Shanghai Electric Group                              812,000             366

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Shanghai Lujiazui Finance & Trade
      Zone Development                                   99,800   $         216
   Simcere Pharmaceutical Group
      ADR*                                               74,500           1,051
   Sinotrans (B)                                      3,700,000           1,751
   Weiqiao Textile                                    1,741,400           3,907
   Yanzhou Coal Mining                                5,144,900           7,858
                                                                  -------------
                                                                         99,652
                                                                  -------------
COLOMBIA -- 0.3%
   BanColombia ADR                                      173,360           5,691
                                                                  -------------
CZECH REPUBLIC -- 0.7%
   CEZ                                                  152,565           7,858
   Komercni Banka                                        14,000           2,602
   Telefonica O2 Czech Republic                          13,000             364
   Unipetrol*                                            50,401             677
                                                                  -------------
                                                                         11,501
                                                                  -------------
EGYPT -- 0.6%
   Commercial International Bank GDR                    176,250           1,939
   Egyptian International
      Pharmaceutical Industrial                          27,000             139
   El Ezz Steel                                          65,184             627
   Mobinil-Egyptian Mobile Services                      22,500             711
   Orascom Construction Industries                       21,347           1,395
   Orascom Construction Industries
      GDR*                                                  600              79
   Orascom Construction Industries
      GDR (A)                                            10,223           1,355
   Orascom Telecom Holding*                             130,660           1,670
   Orascom Telecom Holding GDR                           18,925           1,228
   Telecom Egypt                                        300,000             913
                                                                  -------------
                                                                         10,056
                                                                  -------------
HONG KONG -- 5.1%
   AAC Acoustic Technology Holdings                   1,950,000           2,197
   AMVIG Holdings                                       107,000             145
   ASM Pacific Technology                               270,000           1,956
   Belle International Holdings*                         61,000              67
   Brilliance China Automotive
      Holdings                                        3,655,000             921
   China Mengniu Dairy                                1,867,000           6,436
   China Merchants Bank                                 414,395           1,262
   China Mobile Hong Kong                             2,560,500          27,495
   China Overseas Land & Investment                   4,528,000           7,066
   China Power International
      Development                                     2,050,200           1,120
   China Unicom                                          64,000             110
   Citic Ka Wah Bank                                    937,000             791
   CNOOC                                              8,875,500          10,059
   Cosco Pacific                                      1,982,000           5,197
   Denway Motors                                      6,210,000           2,939
   Digital China Holdings                             1,109,000             484
   Global Bio-Chem Technology
      Group (B)                                       3,813,500           1,571
   Guangzhou Investment                               1,546,000             394
   Hopson Development Holdings                          408,000           1,145
   Industrial and Commercial Bank of
   China Asia                                           526,000           1,118
   Johnson Electric Holdings                            268,000             149
   Samson Holding                                     1,884,000             976
   Shanghai Industrial Holdings                       1,006,000           3,860
   Shenzhen Investment                                1,468,000           1,112
   Silver Grant International                         1,280,000             357

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Texwinca Holdings (B)                              2,344,600   $       1,940
   TPV Technology                                     4,456,000           3,084
   United Laboratories*                               1,084,000             481
   Yue Yuen Industrial Holdings                         467,500           1,450
                                                                  -------------
                                                                         85,882
                                                                  -------------
HUNGARY -- 0.8%
   Danubius Hotel and Spa*                                4,715             253
   Magyar Telekom                                       519,315           2,840
   MOL Hungarian Oil & Gas                                9,316           1,419
   OTP Bank                                             136,233           7,937
   Tiszai Vegyi Kombinat*                                 6,000             269
                                                                  -------------
                                                                         12,718
                                                                  -------------
INDIA -- 7.0%
   Andhra Bank                                          281,093             593
   Bank of India                                         74,760             425
   Bharat Electronics                                    21,240             955
   Bharat Heavy Electricals                              80,064           3,023
   Bharat Petroleum                                     316,793           2,648
   Bharti Televentures                                  995,857          20,440
   Birla                                                 95,812             629
   CESC                                                  75,930             695
   Federal Bank                                          60,268             447
   GAIL India                                           365,028           2,781
   Grasim Industries                                     18,599           1,204
   Gujarat Narmada Valley Fertilizers                   171,817             475
   Gujarat State Fertilisers                            103,393             448
   Hero Honda Motors                                     71,981           1,224
   Hindalco Industries                                  609,051           2,395
   Hindalco Industries GDR (A)                          554,900           2,220
   Hindustan Petroleum                                  405,880           2,669
   Hindustan Zinc                                       105,859           1,827
   Housing Development Finance                           70,855           3,538
   ICICI Bank                                           117,543           2,758
   India Cements                                        233,820           1,195
   Infosys Technologies                                 142,156           6,733
   Infosys Technologies ADR (B)                          95,200           4,797
   ITC                                                1,277,609           4,853
   Jet Airways India                                     60,420           1,214
   JSW Steel                                             69,171           1,039
   Larsen & Toubro                                       45,833           2,474
   Mahanagar Telephone Nigam                            460,180           1,815
   Mahindra & Mahindra                                   61,290           1,088
   National Aluminium                                    87,460             556
   Nicholas Piramal India                               338,750           2,492
   Oil & Natural Gas                                    203,780           4,531
   Ranbaxy Laboratories                                 349,698           3,050
   Reliance Energy                                       72,480           1,093
   Reliance Industries                                   40,874           1,707
   Satyam Computer Services                             156,390           1,797
   Siemens India                                        193,444           6,622
   State Bank of India GDR (A)                           46,540           4,105
   Steel Authority of India                           1,705,190           5,481
   Sterlite Industries India                            175,486           2,522
   Sterlite Industries India ADS*                         9,000             132
   Tata Motors                                          252,904           4,162
   Tata Steel                                            98,976           1,452
   UCO Bank                                           1,099,754             641
                                                                  -------------
                                                                        116,945
                                                                  -------------
INDONESIA -- 2.5%
   Bank Central Asia                                  9,881,500           5,961
   Bank Mandiri Persero                              20,868,500           7,218
   Bank Rakyat Indonesia                              3,749,000           2,386

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Gudang Garam                                       1,546,600   $       1,909
   HM Sampoerna                                       1,014,000           1,549
   Indosat                                            1,091,900             785
   International Nickel Indonesia                       186,000           1,142
   Medco Energi Internasional                         6,387,500           2,492
   Telekomunikasi Indonesia                          16,073,000          17,523
                                                                  -------------
                                                                         40,965
                                                                  -------------
ISRAEL -- 2.2%
   Bank Hapoalim                                      1,432,714           6,987
   Bank Leumi Le-Israel                                 861,880           3,376
   Bezeq Israeli Telecommunication                    3,368,977           5,530
   Check Point Software Technologies                     53,740           1,226
   Clal Industries and Investments                       34,720             204
   Clal Insurance                                        24,164             659
   Delek Group                                            5,300           1,251
   First International Bank of Israel*                   51,020             600
   Harel Insurance Investments & Finances                 7,600             421
   Israel Discount Bank*                                901,054           1,860
   Makhteshim-Agan Industries                           244,375           1,769
   Mizrahi Tefahot Bank                                  92,264             678
   Teva Pharmaceutical Industries                        34,800           1,439
   Teva Pharmaceutical Industries ADR                   269,106          11,101
                                                                  -------------
                                                                         37,101
                                                                  -------------
JERSEY -- 0.1%
   Kazakhgold GDR*                                       60,556           1,184
                                                                  -------------
LUXEMBOURG -- 0.1%
   Tenaris ADR                                           45,100           2,208
                                                                  -------------
MALAYSIA -- 3.2%
   AMMB Holdings                                      1,189,200           1,488
   Boustead Holdings                                    682,100             597
   Commerce Asset Holdings                            1,173,200           3,976
   Gamuda                                               579,600           1,351
   Genting*                                             780,000           1,864
   Hong Leong Bank                                      439,700             809
   Hong Leong Financial Group                           272,700             509
   Hong Leong Industries*                                18,000              26
   IOI*                                               4,718,000           7,106
   Island & Peninsular*                                 126,100              85
   Malayan Banking                                    2,487,900           8,647
   Malaysia International Shipping
      (Foreign Market)                                  346,800             994
   MMC                                                1,094,100           2,472
   Oriental Holdings*                                    10,000              17
   Padiberas Nasional                                    77,000              50
   PLUS Expressways                                     425,400             394
   Proton Holdings                                      198,100             344
   Public Bank (Foreign Market)                         412,100           1,188
   Resorts World*                                     8,267,000           8,285
   Sime Darby                                         1,180,800           3,283
   Sunway City                                          418,800             607
   Telekom Malaysia                                     283,200             845
   Tenaga Nasional                                    2,752,900           9,090
                                                                  -------------
                                                                         54,027
                                                                  -------------
MEXICO -- 5.7%
   Alfa                                                 241,500           1,907
   America Movil ADR, Ser L                             266,286          16,491
   America Movil, Ser L                               2,008,800           6,210

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Cemex*                                             1,625,772   $       5,979
   Cemex ADR*                                            34,110           1,259
   Coca-Cola Femsa ADR                                   66,370           2,939
   Consorcio                                          3,496,700           5,638
   Controladora Comercial Mexicana                    1,439,200           3,707
   Cydsa*                                                72,900              56
   Desarrolladora Homex*                                 22,100           1,339
   Embotelladoras Arca                                  184,250             676
   Empresas ICA*                                        107,500             546
   Fomento Economico Mexicano ADR                        44,846           1,763
   Gruma                                                564,200           1,879
   Grupo Bimbo, Ser A                                   213,000           1,316
   Grupo Carso, Ser A1                                  410,100           1,588
   Grupo Casa Saba ADR*                                   4,500             139
   Grupo Continental                                  1,460,900           3,249
   Grupo Financiero Banorte                           1,895,564           8,691
   Grupo Mexicano de Desarrollo*                         38,300             196
   Grupo Mexico, Ser B                                  467,500           2,876
   Grupo Televisa                                        43,200             239
   Grupo Televisa ADR                                   277,320           7,657
   Impulsora Del Desarrollo Y El
      Empleo en America Latina*                          57,900              90
   Industrias Penoles*                                    7,500              90
   Industrias, Ser B*                                   182,500             844
   Kimberly-Clark de Mexico, Ser A                      221,000             963
   Organizacion Soriana                                 409,600           1,308
   Telefonos de Mexico                                2,047,100           3,883
   Telefonos de Mexico ADR, Ser L                       182,340           6,909
   TV Azteca                                          1,410,000           1,248
   Urbi Desarrollos Urbanos*                            349,200           1,598
   Wal-Mart de Mexico, Ser V                            457,218           1,737
                                                                  -------------
                                                                         95,010
                                                                  -------------
PANAMA -- 0.0%
   Copa Holdings, Cl A                                    4,100             276
                                                                  -------------
PHILIPPINES -- 1.0%
   ABS-CBN Broadcasting PDR (D)                         748,200             518
   Alliance Global Group                              2,643,000             337
   Ayala Land                                        13,515,240           5,114
   Bank of the Philippine Islands (D)                 1,797,126           2,662
   First Philippine Holdings (D)                      1,035,300           2,015
   JG Summit Holdings                                 3,229,000             873
   Manila Electric (D)                                  402,200           1,000
   Metropolitan Bank & Trust (D)                        901,200           1,393
   Philippine National Bank*                            421,800             552
   SM Investments (D)                                   232,824           2,139
   Union Bank of Philippines                            335,300             449
                                                                  -------------
                                                                         17,052
                                                                  -------------
POLAND -- 1.0%
   Bank Handlowy w Warszawie                             49,245           2,210
   Echo Investment*                                       6,861             270
   Globe Trade Centre*                                   44,000             771
   Grupa Lotos                                           40,303             738
   KGHM Polska Miedz                                     44,457           1,716
   Multimedia Polska*                                    16,105              68
   Orbis                                                 25,981             779
   Polish Oil & Gas                                     560,778           1,021
   Polski Koncern Naftowy Orlen                         177,210           3,499
   Telekomunikacja Polska*                              570,166           4,995
                                                                  -------------
                                                                         16,067
                                                                  -------------

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
RUSSIA -- 9.5%
   Chelyabinsk Zink Plant GDR (A)                        62,400   $         983
   Cherkizovo Group GDR                                  79,406           1,080
   CTC Media                                             21,900             594
   Evraz Group GDR                                       18,433             758
   Integra Group Holdings*                               54,503             992
   LUKOIL ADR                                           226,760          17,392
   LUKOIL Sponsored ADR                                  62,700           4,778
   Magnitogorsk Iron & Steel Works GDR*                 141,025           1,805
   Mechel Steel Group OAO ADR                             6,000             219
   MMC Norilsk Nickel ADR                                80,762          17,929
   Mobile Telesystems ADR                               165,500          10,024
   Novolipetsk Steel GDR                                121,519           3,567
   OAO Gazprom ADR*                                     890,413          37,308
   Open Investments GDR                                  99,000           3,069
   Pharmstandard GDR*                                    14,700             247
   Polyus Gold ADR                                       51,574           2,187
   Rosneft Oil GDR (A)                                  429,237           3,391
   Rostlecom ADR                                         27,300           1,556
   Sberbank GDR                                          28,783          14,167
   Severstal GDR (A)                                    105,113           1,465
   Sistema-Hals GDR (A)*                                 22,500             270
   Sitronics GDR (A)                                    110,900             815
   Surgutneftegaz ADR (B)                                92,650           5,071
   TMK OAO GDR                                              200               7
   TMK OAO Registered GDR (A)                             4,800             174
   Unified Energy System GDR                             91,100          12,295
   Vimpel-Communications ADR                             37,300           3,930
   VTB Bank GDR (A)*                                  1,056,187          11,597
   Wimm-Bill-Dann Foods OJSC ADR                         13,860           1,442
                                                                  -------------
                                                                        159,112
                                                                  -------------
SINGAPORE -- 0.1%
   Goodpack                                             528,000             756
                                                                  -------------
SOUTH AFRICA -- 6.4%
   ABSA Group (B)                                       103,922           1,938
   Aeci                                                  15,000             173
   African Rainbow Minerals*                             55,298             968
   Alexander Forbes                                     369,391             898
   AngloGold Ashanti (B)                                 62,812           2,379
   Aspen Pharmacare Holdings (B)                        372,720           1,956
   Assore                                                 8,062             309
   Barloworld (B)                                        98,124           2,741
   Bidvest Group (B)                                     82,311           1,681
   DataTec                                               86,758             511
   Delta Electrical Industries                           17,287              41
   Ellerine Holdings (B)                                220,730           2,182
   FirstRand (B)                                      1,195,897           3,833
   Foschini                                              11,711             101
   Gold Fields (B)                                       47,650             739
   Gold Fields ADR                                      134,901           2,118
   Harmony Gold Mining                                  196,629           2,796
   Impala Platinum Holdings (B)                         145,158           4,446
   Imperial Holdings                                     58,337           1,206
   JD Group                                             165,333           1,664
   Johnnic Holdings                                      24,500              53
   Kumba Iron Ore (B)                                    94,062           2,468
   Lewis Group                                           27,000             235
   Liberty Group                                         82,555           1,048
   Liberty Holdings*                                      1,070              33
   Merafe Resources                                   5,425,405           1,485
   Metropolitan Holdings                                286,000             603
   Mittal Steel South Africa                             92,991           1,680
   MTN Group (B)                                        341,978           4,675

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Murray & Roberts Holdings (B)                        207,328   $       1,882
   Mvelaphanda Resources*                                 6,000              52
   Nampak (B)                                           902,512           2,803
   Naspers (B)                                          200,526           5,175
   Nedbank Group (B)                                    275,010           5,148
   Sanlam (B)                                         3,484,817          11,114
   Santam                                                21,651             349
   Sappi (B)                                            439,227           8,018
   Sasol (B)                                            376,919          14,217
   Standard Bank Group (B)                              563,168           7,850
   Steinhoff International Holdings (B)                 696,889           2,392
   Telkom                                               125,000           3,162
   Woolworths Holdings*                                 116,316             353
                                                                  -------------
                                                                        107,475
                                                                  -------------
SOUTH KOREA -- 14.5%
   Amorepacific                                             463             367
   Cheil Industries                                      16,100             774
   Daegu Bank                                            72,490           1,271
   Daelim Industrial                                     42,670           6,350
   Daewoo Shipbuilding & Marine Engineering             223,320          12,642
   Dongbu Insurance                                      35,540           1,193
   Doosan                                                 9,450           1,473
   E1                                                     7,390             730
   GS Holdings                                           22,870           1,112
   Hana Financial Group                                  56,576           2,759
   Handsome                                              17,390             294
   Hanil Cement Manufacturing                             5,122             635
   Hankook Tire                                          48,650             874
   Hanwha Chemical                                       48,240           1,191
   Hynix Semiconductor                                   73,330           2,647
   Hyundai Department Store                               6,186             730
   Hyundai Development                                  100,707           7,172
   Hyundai Heavy Industries                              16,733           6,248
   Hyundai Mipo Dockyard                                  6,800           1,892
   Hyundai Mobis                                         63,498           6,034
   Hyundai Motor                                        124,502           9,837
   INI Steel                                             24,020           1,326
   KCC Engineering & Construction                         3,100             217
   KISWIRE                                               11,420             426
   Kookmin Bank                                         208,302          18,285
   Kookmin Bank ADR (B)                                  77,544           6,802
   Korea Electric Power                                 196,080           8,702
   Korea Iron & Steel                                     4,920             396
   Korea Kumho Petrochemical                             15,310             986
   Korean Reinsurance                                    90,156           1,410
   KT                                                    20,660             966
   KT ADR (B)                                           144,900           3,399
   KT&G                                                  30,430           2,141
   Kumho Tire                                           228,300           3,422
   Kyeryong Construction Industrial                       8,130             443
   LG                                                     3,600             186
   LG Chem                                                2,050             173
   LG Electronics                                        73,095           6,044
   LG Philips LCD                                       167,160           7,436
   Lotte Confectionery                                      197             262
   Lotte Shopping                                        22,083           8,605
   LS Cable                                              19,290           1,353
   Nong Shim                                                756             215
   Nong Shim Holdings                                     4,632             464
   Pacific                                                2,586             479
   POSCO                                                 22,321          10,715
   POSCO ADR                                             11,690           1,403
   S-Oil                                                 75,624           5,820
   Samsung Card*                                            600              37
   Samsung Electronics                                   66,239          40,579
--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Samsung Fire & Marine Insurance                       38,235   $       7,366
   Samsung Heavy Industries                              43,990           2,152
   Samsung SDI                                           13,280             862
   Samwhan                                               15,180             534
   Samyang Genex                                          4,108             392
   SFA Engineering                                        9,910             515
   Shinhan Financial Group                              118,213           7,191
   Shinsegae                                             13,589           8,854
   Shinyoung Securities                                   7,670             506
   SK                                                    30,470           4,436
   SK Gas                                                 5,271             419
   SK Telecom                                            11,861           2,735
   SK Telecom ADR (B)                                   112,130           3,067
   Woori Finance Holdings                                33,420             846
   Woori Investment & Securities                        132,750           4,066
                                                                  -------------
                                                                        242,858
                                                                  -------------
TAIWAN -- 12.2%
   Acer                                                 976,000           1,990
   Advanced Semiconductor
      Engineering                                     5,392,907           7,343
   Asustek Computer                                   1,091,000           3,001
   AU Optronics                                       2,312,830           3,941
   Capital Securities                                 1,205,000             620
   Catcher Technology                                   624,954           5,847
   Cathay Financial Holding                           3,243,213           7,746
   China Development Financial
      Holding                                         4,109,000           1,782
   China Motor                                        1,925,836           1,860
   Chinatrust Financial Holding                      12,839,947          10,001
   Chunghwa Picture Tubes*                              726,000             195
   Chunghwa Telecom                                   3,778,500           7,208
   Chunghwa Telecom ADR                                 225,392           4,251
   Compal Electronics                                 7,731,537           8,351
   CTCI                                                 550,000             464
   Delta Electronics                                  1,350,550           5,322
   Delta Networks*                                      769,000              --
   Eastern Media International                        1,270,000             296
   Eva Airways                                           13,948               6
   Far Eastern Textile                                  405,643             415
   Far EasTone Telecommunications                       945,000           1,173
   First Financial Holding                            4,849,208           3,453
   Formosa Chemicals & Fibre                            358,000             826
   Formosa Taffeta                                    1,011,000           1,107
   Fubon Financial Holding                            1,408,000           1,285
   Grand Pacific Petrochemical                          789,000             281
   High Tech Computer*                                  293,798           5,247
   HON HAI Precision Industry                         2,426,401          20,967
   Hung Sheng Construction                              568,000             452
   InnoLux Display*                                      26,000             108
   Inventec                                           1,613,000           1,222
   KYE Systems                                          275,000             433
   Largan Precision*                                     80,000           1,122
   Lite-On Technology                                 1,404,000           1,809
   MediaTek                                             391,000           6,091
   Mega Financial Holding                             2,323,000           1,573
   Mitac International*                                 997,000           1,265
   Nan Ya Plastic                                     1,700,000           3,745
   Nan Ya Printed Circuit Board                         270,000           1,647
   Nien Hsing Textile                                 1,272,000             900
   Nien Made Enterprises                                588,240             653
   Novatek Microelectronics                             597,398           3,126
   Pixart Imaging*                                      146,000           2,181
   Powerchip Semiconductor                            5,147,000           3,132
   President Securities                               1,161,000             689
   ProMOS Technologies                                3,830,000           1,608
   Quanta Computer*                                   4,324,956           6,738

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Radiant Opto-Electronics                             746,150   $       1,203
   Richtek Technology                                    78,000           1,234
   Shih Wei Navigation                                  149,000             222
   Siliconware Precision Industries                   3,017,098           6,408
   Silitech Technology                                  392,000           2,046
   Sincere Navigation                                   430,000             713
   SinoPac Financial Holdings                         8,448,230           4,036
   Taiwan Cement*                                     1,533,854           1,778
   Taiwan Cooperative Bank                            1,458,000           1,058
   Taiwan Fertilizer                                  1,493,000           3,134
   Taiwan Semiconductor
      Manufacturing                                   5,897,677          12,723
   Taiwan Semiconductor
      Manufacturing ADR (B)                             646,882           7,200
   Tatung*                                            3,549,000           1,587
   Teco Electric and Machinery                          525,000             299
   Tripod Technology                                    262,000           1,335
   Tung Ho Steel Enterprise                             604,000             708
   United Microelectronics                           15,040,021           9,084
   Walsin Lihwa                                       2,001,000           1,181
   Winbond Electronics                                3,009,000           1,135
   Wistron*                                             549,000           1,026
   Yageo                                              4,634,440           2,221
                                                                  -------------
                                                                        203,803
                                                                  -------------
THAILAND -- 1.8%
   Bangkok Bank                                         595,300           2,104
   Bangkok Bank NVDR                                    605,700           2,053
   Charoen Pokphand Foods                            10,931,000           1,646
   Delta Electronics Thai                             1,000,600             664
   Italian-Thai Development                           3,632,800             637
   Kasikornbank NVDR (Foreign)                        2,234,600           4,951
   Kasikornbank NVDR (B)                                632,500           1,356
   Krung Thai Bank                                    4,188,900           1,419
   Krung Thai Bank NVDR                               3,292,000           1,116
   Land and Houses (B)                                4,409,400             958
   PTT                                                  713,200           5,577
   PTT (Foreign)                                        255,800           2,000
   Siam Commercial Bank                                 444,800             889
   Siam Commercial Bank (Public)                      1,618,800           3,423
   Thai Airways International                           700,700             878
   Thai Airways International NVDR                      368,800             462
   Thai Union Frozen Products                           780,000             560
                                                                  -------------
                                                                         30,693
                                                                  -------------
TURKEY -- 1.8%
   Akcansa Cimento                                        8,000              49
   Eczacibasi Ilac Sanayi                               135,206             626
   Eregli Demir ve Celik Fabrikalari*                    60,000             368
   Ford Otomotiv Sanayi                                  58,903             555
   Haci Omer Sabanci Holding                          1,082,452           5,429
   KOC Holding                                          594,001           2,388
   Petkim Petrokimya Holding*                            15,000             103
   Petrol Ofisi                                         376,211           1,570
   Sinpas Gayrimenkul Yatirim
      Ortakligi*                                         63,084             333
   TAV Havalimanlari Holding*                            40,487             356
   Tupras Turkiye Petrol Rafine                          42,000           1,013
   Turk Sise ve Cam Fabrikalari                         286,470           1,184
   Turkcell Iletisim Hizmet                             613,502           4,157
   Turkiye Garanti Bankasi                              658,574           3,706
   Turkiye Is Bankasi                                 1,284,413           6,048
   Vestel Elektronik Sanayi                             322,261             775


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                            Shares     ($ Thousands)
--------------------------------------------------------------------------------
   Yazicilar Holding*                                    71,885   $         567
                                                                  -------------
                                                                         29,227
                                                                  -------------
UNITED KINGDOM -- 0.6%
   Anglo American                                       123,175           7,278
   BHP Billiton (B)                                      58,331           1,613
   JKX Oil & Gas                                         85,230             576
                                                                  -------------
                                                                          9,467
                                                                  -------------
UNITED STATES -- 0.1%
   Caspian Services                                      71,100             210
   Central European Distribution                         33,842           1,171
                                                                  -------------
                                                                          1,381
                                                                  -------------
Total Common Stock
   (Cost $1,121,475) ($ Thousands)                                    1,548,029
                                                                  -------------
PREFERRED STOCK -- 5.2%

BRAZIL -- 4.9%
   Banco Bradesco                                        69,300           1,674
   Banco Itau Holding Financeira                         31,200           1,388
   Brasil Telecom*                                        3,261              24
   Braskem, Cl A                                        266,100           2,404
   Centrais Eletricas Brasileiras, Cl B             149,497,100           4,424
   Centrais Eletricas de Santa
      Catarina                                           20,500             431
   Cia de Bebidas das Americas                          533,000             374
   Cia de Bebidas das Americas ADR                       30,300           2,121
   Cia de Tecidos do Norte de Minas -
      Coteminas                                      14,917,600           2,362
   Cia Energetica de Minas Gerais*                      385,313           8,162
   Cia Paranaense de Energia                        110,792,000           1,900
   Cia Paranaense de Energia ADR                        198,200           3,395
   Cia Vale do Rio Doce, Cl A                           215,400           8,069
   Eletropaulo Metropolitana de Sao
      Paulo                                          12,042,900             794
   Gerdau                                                78,500           2,019
   Investimentos Itau                                 1,245,786           7,755
   Klabin                                                95,500             337
   Magnesita                                         22,800,000             361
   Mangels Industrial                                     2,800              37
   NET Servicos de Comunicacao*                         375,300           6,206
   Paranapanema*                                          7,023             134
   Petroleo Brasileiro                                  440,100          11,768
   Sadia                                                226,400           1,057
   Tam                                                  207,385           6,891
   Tele Norte Leste Participacoes                        36,300             693
   Telecomunicacoes de Sao Paulo                          9,176             299
   Telemar Norte Leste                                   61,600           1,705
   Telemig Celular Participacoes                    726,676,710           1,830
   Usinas Siderurgicas de Minas
   Gerais, Cl A                                          50,500           2,882
   Votorantim Celulose e Papel*                          57,000           1,307
                                                                  -------------
                                                                         82,803
                                                                  -------------
SOUTH KOREA -- 0.3%
   Hyundai Motor                                         67,540           3,085
   Hyundai Motor (Second Preferred)                      43,510           2,084
                                                                  -------------
                                                                          5,169
                                                                  -------------
Total Preferred Stock
   (Cost $55,453) ($ Thousands)                                          87,972
                                                                  -------------

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                   ($ Thousands)(1)    ($ Thousands)
--------------------------------------------------------------------------------
EQUITY LINKED WARRANTS -- 0.1 %
                                                  Number of
                                                  Warrants
                                                  --------
RUSSIA -- 0.1%
   Sberbank, Expires 02/23/10*                              383   $       1,490
                                                                  -------------
Total Equity Linked Warrants
   (Cost $1,425) ($ Thousands)                                            1,490
                                                                  -------------
RIGHTS -- 0.0%
                                                  Number of
                                                   Rights
                                                   ------
BRAZIL -- 0.0%
   Ambev, Expires 04/30/08*                             533,000               1
                                                                  -------------
Total Rights
   (Cost $0) ($ Thousands)                                                    1
                                                                  -------------
CASH EQUIVALENTS**+ -- 6.8%

UNITED STATES -- 6.8%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 5.330%                   6,421,768           6,422
   SEI Liquidity Fund, L.P., 5.500% (C)             106,083,468         106,083
                                                                  -------------
Total Cash Equivalents
   (Cost $112,505) ($ Thousands)                                        112,505
                                                                  -------------
DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Companhia Vale do Rio Doce*
      0.000%, 09/30/49                                        8              --
                                                                  -------------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                   --
                                                                  -------------
Total Investments -- 104.8%
   (Cost $1,290,858) ($ Thousands)+++                             $   1,749,997
                                                                  =============

      Percentages are based on Net Assets of $1,670,120 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of June 30, 2007.

+     Affiliated security

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $101,566 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $106,083 ($ Thousands).



--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
June 30, 2007


(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of June 30, 2007 was $9,727 ($ Thousands).

ADR   -- American Depositary Receipt
ADS   -- American Depositary Share
Cl    -- Class
GDR   -- Global Depositary Receipt
NVDR  -- Non-Voting Depositary Receipt
PDR   -- Philippine Depositary Receipt
Ser   -- Series

      Amounts designated as "--" are $0 or have been rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $1,290,858 ($ Thousands), and the unrealized appreciation and depreciation were $466,074 ($ Thousands) and $(6,935) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.






--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 64.3%

AUSTRALIA -- 1.8%
   FMG Finance
      9.750%, 09/01/13                                       350   $         539
   Government of Australia
      8.750%, 08/15/08                                     1,900           1,653
      7.500%, 09/15/09                                     8,673           7,513
   Macquarie Bank MTN, Ser E (A)
      0.000%, 09/19/07               GBP                     336             649
   New S Wales Treasury
      7.000%, 12/01/10                                     4,950           4,239
                                                                   -------------
                                                                          14,593
                                                                   -------------
AUSTRIA -- 0.4%
   Kommunalkredit Austria
      4.125%, 02/07/14                                     1,650           2,152
   Telekom Finanzmanagement
      5.000%, 07/22/13                                       601             804
   Wienerberger (A)
      6.500%, 02/09/17                                       300             396
                                                                   -------------
                                                                           3,352
                                                                   -------------
BELGIUM -- 1.3%
   Kingdom of Belgium, Ser 31
      5.500%, 03/28/28                                     4,622           6,846
   Kingdom of Belgium, Ser 41
      4.250%, 09/28/13                                     2,600           3,448
                                                                   -------------
                                                                          10,294
                                                                   -------------
BERMUDA -- 0.1%
   Seadrill (A) (B)
      5.870%, 01/23/09               NOK                   2,000             338
      5.370%, 01/23/08               NOK                     500              85
                                                                   -------------
                                                                             423
                                                                   -------------
BRAZIL -- 0.3%
   Federal Republic of Brazil
      8.250%, 01/20/34                                     1,847           2,268
                                                                   -------------
CANADA -- 2.0%
   Bell Canada MTN
      5.000%, 02/15/17                                       270             224
   Government of Canada
      5.000%, 06/01/37                                     2,000           2,049
      4.500%, 06/01/15                                       190             178
      4.000%, 06/01/16                                     9,572           8,639
   Government of Canada Real Return
      3.000%, 12/01/36                                       766             864
   Province of Ontario
      4.700%, 06/02/37                                     1,800           1,629
   Province of Ontario MTN, Ser E
      1.875%, 01/25/10               JPY                  95,000             784
   Suncor Energy MTN
      6.700%, 08/22/11                                     1,212           1,212
   YPG Holdings MTN
      5.250%, 02/15/16                                       665             567
                                                                   -------------
                                                                          16,146
                                                                   -------------
CAYMAN ISLANDS -- 0.5%
   MUFG Capital Finance 2 (A)
      4.850%, 07/25/16                                     1,000           1,266

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Mizuho Capital Investments (A)
      5.020%, 06/30/11                                     1,000   $       1,334
   Resona Preferred Global Securities
      (A) (B)
      7.191%, 07/30/49                                       443             453
   Vale Overseas
      6.875%, 11/21/36                                       301             303
   Yorkshire Power Finance
      7.250%, 08/04/28               GBP                     408             921
                                                                   -------------
                                                                           4,277
                                                                   -------------
CZECH REPUBLIC -- 0.2%
   Czech Republic Bond
      6.550%, 10/05/11                                    25,000           1,282
                                                                   -------------
DENMARK -- 2.0%
   Danica Pension
      4.350%, 10/29/49                                     1,980           2,605
   Danske Bank MTN, Ser E (A)
      5.875%, 03/26/15                                       540             755
   FS Funding (A)
      10.439%, 05/15/16                                      400             546
   Kingdom of Denmark
      4.000%, 11/15/17                                    10,025           1,726
   Nykredit
      4.858%, 10/01/38 (A)                                41,996           7,172
      4.000%, 01/01/08                                    18,000           3,258
                                                                   -------------
                                                                          16,062
                                                                   -------------
FINLAND -- 1.0%
   Government of Finland
      4.250%, 07/04/15                                       150             198
      3.875%, 09/15/17                                     6,000           7,615
                                                                   -------------
                                                                           7,813
                                                                   -------------
FRANCE -- 4.0%
   AXA MTN, Ser E (A)
      5.777%, 07/29/49                                     1,100           1,490
   Caisse D'Amort Dette Sociale MTN,
      Ser E
      4.125%, 04/25/17                                     3,100           3,994
   Caisse Nationale des Autoroutes
      4.500%, 03/28/18                                       813           1,065
   Caisse Refinancement de l'Habitat
      4.250%, 10/25/14                                       332             432
   Compagnie De St Gobain MTN, Ser E (A)
      4.196%, 07/11/07                                       350             472
   France Telecom MTN, Ser E
      4.375%, 02/21/12                                       150             197
   Government of France
      5.750%, 10/25/32                                     8,830          13,655
      3.750%, 04/25/17                                     1,880           2,367
      3.500%, 04/25/15                                     2,074           2,606
   Imerys
      5.000%, 04/18/17                                       200             260
   PPR MTN, Ser E
      4.000%, 01/29/13                                     1,000           1,270
   Renault MTN, Ser E
      4.625%, 05/28/10                                     1,000           1,339
   Veolia Environnement MTN, Ser E
      5.875%, 06/27/08                                     1,740           2,378
                                                                   -------------
                                                                          31,525
                                                                   -------------

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30,2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GERMANY -- 10.6%
   Bayer (A)
      5.000%, 07/29/05                                       718   $         898
   Bayer MTN, Ser E
      5.625%, 05/23/18                                       150             282
      5.450%, 04/10/10 (A)                                   250             337
   Bayerische Landesbank MTN,
      Ser E (A)
      4.500%, 02/07/19                                     1,000           1,301
   Bundesobligation
      3.500%, 10/14/11                                     6,745           8,746
      2.500%, 10/08/10                                       960           1,219
   Bundesschatzanweisungen, Ser 1
      3.750%, 03/13/09                                     2,125           2,836
   Commerzbank MTN, Ser E (A)
      4.125%, 09/12/16                                     1,350           1,764
   Deutsche Bundesrepublik
      5.500%, 01/04/31                                     1,785           2,668
      4.750%, 07/04/34                                    10,497          14,250
      4.250%, 01/04/14                                     1,350           1,792
      4.250%, 07/04/14                                       695             921
      4.000%, 01/04/37                                     1,090           1,309
      3.750%, 07/04/13                                     3,630           4,700
      3.750%, 01/04/15                                     6,765           8,671
      3.750%, 01/04/17                                       410             519
      3.750%, 01/04/17                                       315             399
      3.500%, 01/04/16                                    14,151          17,706
      3.250%, 07/04/15                                     2,775           3,425
   Deutsche Pfandbriefbank
      4.500%, 01/15/18                                     1,338           1,751
   Henkel Kgaa (A)
      5.375%, 11/25/04                                       221             286
   KFW
      4.700%, 06/02/37                                     3,000           2,658
      1.350%, 01/20/14               JPY                 615,000           4,881
   Munich Re (A)
      5.767%, 06/29/49                                       350             465
                                                                   -------------
                                                                          83,784
                                                                   -------------
HUNGARY -- 0.1%
   Government of Hungary
      6.750%, 04/12/10                                   116,980             640
      6.500%, 08/12/09                                   104,490             568
                                                                   -------------
                                                                           1,208
                                                                   -------------
IRELAND -- 0.7%
   Ardagh Glass Group PIK
      10.750%, 03/01/15                                      160             222
   GE Capital Euro Funding MTN, Ser E
      4.375%, 03/30/11                                       400             533
   GE Capital UK Funding MTN, Ser E
      5.125%, 03/03/15                                     1,875           3,508
   Hypo Real International Trust I (A)
      5.864%, 06/29/49                                     1,000           1,327
                                                                   -------------
                                                                           5,590
                                                                   -------------
ITALY -- 2.5%
   Banca Pop Verona Novara MTN,
      Ser E (A)
      4.386%, 02/08/17                                     1,350           1,348
   Buoni Poliennali Del Tesoro
      5.750%, 02/01/33                                     4,170           6,223
      4.000%, 02/01/37                                     6,600           7,534

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Sanpaolo IMI MTN, Ser E
      6.375%, 04/06/10                                     2,150   $       3,020
   Unicredito Italiano MTN, Ser E (A)
      4.500%, 09/22/19                                     1,300           1,696
                                                                   -------------
                                                                          19,821
                                                                   -------------
JAPAN -- 14.9%
   Abbott Japan
      1.050%, 11/06/08                                    67,000             541
   Development Bank of Japan
      2.300%, 03/19/26                                   110,000             893
      1.600%, 06/20/14                                   470,000           3,790
   East Japan Railway MTN, Ser E
      4.750%, 12/08/31               GBP                   1,000           1,775
   Fukoku Mutual Life Insurance (A)
      4.500%, 09/28/25               EUR                     500             623
   Government of Japan 10 Year
      Bond, Ser 252
      1.000%, 06/20/13                                   951,300           7,458
   Government of Japan 10 Year
      Bond, Ser 256
      1.400%, 12/20/13                                 2,283,000          18,247
   Government of Japan 10 Year
      Bond, Ser 257
      1.300%, 12/20/13                                 2,229,250          17,707
   Government of Japan 10 Year
      Bond, Ser 268
      1.500%, 03/20/15                                 1,705,700          13,585
   Government of Japan 15 Year
      Bond, Ser 35 (A)
      0.780%, 07/20/20                                   375,000           2,849
   Government of Japan 15 Year
      Bond, Ser 39
      1.220%, 03/20/21                                   349,000           2,813
   Government of Japan 15 Year
      Bond, Ser 40 (A)
      1.350%, 05/20/21                                   406,600           3,295
   Government of Japan 20 Year
      Bond, Ser 48
      2.500%, 12/21/20                                   648,000           5,522
   Government of Japan 20 Year
      Bond, Ser 82
      2.100%, 09/20/25                                   719,000           5,729
   Government of Japan 30 Year
      Bond, Ser 20
      2.500%, 09/20/35                                    14,000             115
   Government of Japan 30 Year
      Bond, Ser 22
      2.500%, 03/20/36                                   287,000           2,349
   Government of Japan CPI Linked
      Bond , Ser 10
      1.100%, 12/10/16                                 1,650,000          13,191
   Government of Japan CPI Linked
      Bond, Ser 5
      0.800%, 09/10/15                                   515,754           4,052
   Japan Finance for Municipal
      Enterprises
      1.350%, 11/26/13                                 1,334,000          10,639
   Resona Bank (A)
      4.125%, 09/27/12               EUR                   1,000           1,280
   Sumitomo Mitsui Banking
      5.625%, 10/15/15 (A) (B)                               228             217
      4.375%, 10/27/14 (A)           EUR                     830           1,108
                                                                   -------------
                                                                         117,778
                                                                   -------------

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.8%
   Basell AF SCA Registered
      8.375%, 08/15/15                                       173   $         234
   Gaz Capital (B)
      6.212%, 11/22/16                                       230             225
   Gazprom OAO
      9.625%, 03/01/13                                       470             544
   Glencore Finance
      6.500%, 02/27/19                                       200             381
      5.375%, 09/30/11                                       450             608
   Telecom Italia MTN, Ser E
      7.000%, 04/20/11                                     2,050           2,968
   Tyco International Group
      6.500%, 11/21/31               GBP                     415             930
      6.000%, 11/15/13                                       331             340
                                                                   -------------
                                                                           6,230
                                                                   -------------
MEXICO -- 0.9%
   Mexican Bonos, Ser M10
      8.000%, 12/17/15                                    14,710           1,389
   Mexican Bonos, Ser M20
      8.000%, 12/07/23                                     5,150             490
   Mexican Bonos, Ser M30
      10.000%, 11/20/36                                    6,810             804
   Mexican Bonos, Ser MI10
      9.500%, 12/18/14                                    11,240           1,147
      9.000%, 12/20/12                                    31,008           3,040
                                                                   -------------
                                                                           6,870
                                                                   -------------
NETHERLANDS -- 3.6%
   ASML Holding
      5.750%, 06/13/17                                       400             530
   Adecco International Financial
      Services
      4.500%, 04/25/13                                     1,200           1,566
   Allianz Finance II (A)
      6.125%, 05/31/22                                     1,000           1,412
   Asset Repackaging Trust MTN,
      Ser E PIK
      12.246%, 12/21/11                                      250             350
   BMW Finance MTN
      5.000%, 08/06/18                                       383             514
   Bank Nederlandse Gemeenten
      MTN, Ser E
      4.000%, 03/02/09                                     4,000           5,356
      4.000%, 02/15/12                                     3,500           4,586
   Boats Invest Netherlands PIK MTN,
      Ser E
      11.000%, 03/31/17                                      250             348
   Eureko (A)
      5.125%, 06/24/15                                       450             588
   Generali Finance (A)
      5.479%, 02/28/49                                       450             593
   Government of Netherlands
      7.500%, 01/15/23                                       443             779
   ING Bank MTN, Ser E
      5.500%, 01/04/12                                       556             769
   ING Groep MTN, Ser E (A)
      4.176%, 06/29/49                                       382             475
   ING Verzekeringen (A)
      6.250%, 06/21/21                                     1,000           1,411
   Iberdrola International MTN, Ser E
      4.875%, 02/18/13                                       800           1,073
   Kazkommerts International
      8.000%, 11/03/15                                       700             681

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Koninklijke Philips Electronic
      5.750%, 05/16/08                                       513   $         700
   Linde Finance (A)
      8.125%, 07/14/66                                       250             534
      8.125%, 07/14/66                                       340             726
   Rabobank Nederland MTN, Ser E (E)
      4.125%, 04/04/12                                     4,000           5,250
   Siemens Financieringsmat (A)
      6.125%, 09/14/66                                       275             522
                                                                   -------------
                                                                          28,763
                                                                   -------------
NEW ZEALAND -- 1.4%
   Government of New Zealand
      6.000%, 07/15/08                                    10,033           7,638
   Westpac New Zealand
      7.750%, 03/08/10                                     5,000           3,794
                                                                   -------------
                                                                          11,432
                                                                   -------------
NORWAY -- 1.6%
   DDI Holding
      10.000%, 03/15/12                                    2,000             351
   Government of Norway
      6.000%, 05/16/11                                    52,000           9,020
      4.250%, 05/19/17                                    11,400           1,792
   Petrojack (A) (B)
      10.540%, 05/30/12                                    2,000             352
   Petrolia Drilling (B)
      10.750%, 02/14/11                                    2,000             358
   Sevan Drilling (A) (B)
      8.870%, 12/07/12                                     2,000             352
   Sinvest (A) (B)
      10.000%, 12/22/09                                    1,000             178
                                                                   -------------
                                                                          12,403
                                                                   -------------
PANAMA -- 0.1%
   Republic of Panama
      9.375%, 04/01/29                                       879           1,165
                                                                   -------------
PERU -- 0.1%
   Republic of Peru
      7.350%, 07/21/25                                       509             567
                                                                   -------------
POLAND -- 0.5%
   Republic of Poland
      5.000%, 10/24/13                                     3,185           1,109
      4.750%, 04/25/12                                     8,000           2,777
                                                                   -------------
                                                                           3,886
                                                                   -------------
RUSSIA -- 0.3%
   Ministry Finance of Russia, Ser V
      3.000%, 05/14/08                                     1,162           1,137
   Russian Federation Registered (C)
      5.000%, 09/30/07                                     1,174           1,293
                                                                   -------------
                                                                           2,430
                                                                   -------------
SINGAPORE -- 0.7%
   Government of Singapore
      3.750%, 09/01/16                                     7,963           5,596
                                                                   -------------
SOUTH AFRICA -- 0.8%
   Foodcorp
      8.875%, 06/15/12                                        77             109

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Foodcorp Registered
      8.875%, 06/15/12                                       253   $         358
   Republic of South Africa
      13.000%, 08/31/10                                   25,000           3,913
      13.000%, 08/31/10                                    7,880           1,233
      5.875%, 05/30/22                                     1,195           1,168
                                                                   -------------
                                                                           6,781
                                                                   -------------
SPAIN -- 0.2%
   BBVA International Preferred
      Uniperson (A)
      3.798%, 09/29/49                                     1,000           1,195
   S Finance Preferred Uniperson (A)
      7.005%, 07/29/49                                       150             298
                                                                   -------------
                                                                           1,493
                                                                   -------------
SUPRA-NATIONAL -- 0.2%
   European Investment Bank
      5.375%, 10/15/12               EUR                     551             768
      3.125%, 10/15/15               EUR                     554             668
                                                                   -------------
                                                                           1,436
                                                                   -------------
SWEDEN -- 0.5%
   Kingdom of Sweden, Ser 1043
      5.000%, 01/28/09                                     7,025           1,036
   Kingdom of Sweden, Ser 1046
      5.500%, 10/08/12                                     9,550           1,457
   Svenska Handelsbanken MTN,
      Ser E (A)
      4.194%, 12/29/49                                       467             579
   Swedbank MTN, Ser E (A)
      5.750%, 03/17/16               GBP                     420             797
                                                                   -------------
                                                                           3,869
                                                                   -------------
SWITZERLAND -- 0.1%
   Bombardier
      7.250%, 11/15/16                                       400             564
                                                                   -------------
UNITED ARAB EMIRATES -- 0.4%
   Nakheel Development
      3.173%, 12/14/09                                     1,285           1,300
   National Bank of Abu Dhabi
      5.875%, 02/27/12                                       950           1,854
                                                                   -------------
                                                                           3,154
                                                                   -------------
UNITED KINGDOM -- 5.8%
   AIB UK 1 (A)
      4.781%, 12/17/49               EUR                     194             239
   Abbey National Treasury Services
      5.375%, 12/30/09                                       389             767
   Anglian Water Services Financial
      MTN, Ser E
      5.250%, 10/30/15                                       280             526
      4.625%, 10/07/13                                     1,450           1,920
   Anglian Water Services Financial,
      Ser A5
      6.293%, 07/30/30                                       500           1,047
   Barclays Bank MTN, Ser E
      5.750%, 09/14/26                                       274             532
   British Telecommunications
      5.750%, 12/07/28                                       111             200
      5.250%, 06/23/14               EUR                     300             404

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Brixton +
      5.250%, 10/21/15                                       280   $         516
   Chester Asset Receivables
      6.125%, 10/15/10               EUR                   2,160           3,032
   FCE Bank MTN, Ser E
      7.125%, 01/15/13               EUR                     500             663
      4.722%, 09/30/09 (A)                                   500             665
   Friends Provident (A)
      6.875%, 11/21/19                                       413             815
   Getin Finance MTN, Ser E (A)
      6.019%, 05/13/09                                       200             271
   Green King Finance, Ser B1
      5.702%, 12/15/34                                        70             135
   HBOS MTN, Ser E
      5.125%, 10/29/49 (A)           EUR                     386             512
      4.875%, 03/29/49 (A)                                 1,000           1,319
   Halifax MTN, Ser E
      6.375%, 04/03/08                                       267             537
   Hammerson +
      5.250%, 12/15/16                                       280             516
   Ineo's Group Holdings
      7.875%, 02/15/16               EUR                     111             142
   Lloyds TSB Bank (A)
      6.350%, 10/29/49               EUR                     391             558
   Lloyds TSB Bank MTN, Ser E
      6.625%, 03/30/15                                       214             438
   MBNA Europe Funding MTN, Ser E
      4.500%, 01/23/09               EUR                     558             752
   Marks & Spencer MTN, Ser E
      5.625%, 03/24/14                                       268             508
   National Westminster Bank
      6.500%, 09/07/21                                       220             455
   Northern Rock (B)
      5.625%, 06/22/17                                     2,550           2,532
   Northumbrian Water Finance
      6.000%, 10/11/17                                       500             981
   Novae Group
      8.375%, 04/27/17                                       100             198
   Old Mutual MTN, Ser E (A)
      4.500%, 01/18/17                                       450             590
   Standard Chartered Bank MTN,
      Ser E (A)
      3.625%, 02/03/17                                       400             509
   United Kingdom Treasury
      8.750%, 08/25/17                                       800           2,011
      8.000%, 12/07/15                                     1,300           3,033
      5.000%, 03/07/18                                       950           1,850
      4.750%, 09/07/15                                       390             742
      4.750%, 12/07/38                                     1,000           1,995
      4.000%, 09/07/16                                     6,150          11,050
   Vodafone Group MTN, Ser E
      5.900%, 11/26/32                                       500             949
      4.250%, 05/27/09               EUR                     994           1,331
   W&DB Issuer, Ser B1 (A)
      5.641%, 07/15/35                                        60             116
   Zurich Finance MTN, Ser E (A)
      6.625%, 10/30/49                                       260             508
                                                                   -------------
                                                                          45,864
                                                                   -------------

UNITED STATES -- 3.9%
   ASIF III Jersey
      0.950%, 07/15/09               JPY                  56,000             450
   American Express Credit MTN,
      Ser E
      5.625%, 08/18/09               GBP                     437             865

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   BA Covered Bond Issuer MTN, Ser E
      4.125%, 04/05/12               EUR                   3,100   $       4,066
   BNP Paribas Capital Trust III (A)
      6.625%, 12/29/49                                     1,000           1,429
   Banca Poparle Bergamo Capital
      Trust (A)
      8.364%, 12/29/49               EUR                     475             706
   Banca Popolare Lodi Trust (A)
      6.742%, 06/29/49               EUR                     955           1,358
   CIT Group MTN, Ser E
      5.500%, 12/15/08               GBP                     416             824
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                       235             232
   Chesapeake Energy
      6.250%, 01/15/17               EUR                     400             540
   Citigroup
      5.000%, 09/15/14                                         5               5
      4.750%, 02/10/19 (A)                                 1,000           1,325
   Citigroup MTN, Ser E (A)
      4.250%, 02/25/30               EUR                     250             290
   DaimlerChrysler MTN, Ser E
      4.375%, 03/16/10               EUR                     400             533
   Directv Holdings
      6.375%, 06/15/15                                       232             218
   Dubai Islamic Bank
      0.000%, 03/22/12                                     1,050           1,051
   Electronic Data Systems, Ser B
      6.500%, 08/01/13                                       474             469
   General Electric Capital MTN, Ser E
      0.750%, 02/05/09               JPY                  39,000             314
   General Motors
      8.375%, 07/05/33                                       200             256
   Genworth Financial
      1.600%, 06/20/11               JPY                  89,000             708
   HSBC Finance MTN, Ser E
      6.125%, 01/22/10               GBP                     334             665
      4.875%, 05/30/17               EUR                     500             658
   ILFC E-Capital Trust I (A) (B)
      5.900%, 12/21/07                                       150             149
   JPMorgan Chase MTN, Ser E (A)
      4.375%, 11/12/19                                     1,000           1,286
   Liberty Mutual Group (B)
      7.800%, 03/15/37                                       315             297
   Mirant Americas
      8.500%, 10/01/21                                       275             287
   Morgan Stanley MTN, Ser E
      5.450%, 01/09/17                                       800             758
      3.750%, 03/01/13                                     1,000           1,260
   Motorola
      7.500%, 05/15/25                                        85              90
      6.500%, 09/01/25                                       531             508
   Pfizer
      1.800%, 02/22/16               JPY                 110,000             867
      0.800%, 03/18/08               JPY                  13,000             105
   Qwest Communications
      International
      7.500%, 02/15/14                                       335             339
   Reliant Energy
      7.875%, 06/15/17                                       135             131
   SLM (A)
      4.089%, 09/15/07                                       300             382
      4.039%, 06/15/09                                       150             198
   SLM MTN
      5.050%, 11/14/14                                     1,392           1,158
   Toyota Motor Credit
      0.750%, 06/09/08               JPY                 101,000             817

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Tyson Foods
      8.250%, 10/01/11                                       991   $       1,072
   Unicredito Ital Cap Trust
      4.028%, 10/27/15               EUR                     800             970
   Wal-Mart Stores
      4.875%, 01/19/39               GBP                     238             424
   Washington Mutual Bank
      4.500%, 01/17/17                                     1,000           1,243
   Western Union
      5.930%, 10/01/16                                     1,538           1,501
                                                                   -------------
                                                                          30,804
                                                                   -------------
Total Global Bonds
   (Cost $515,136) ($ Thousands)                                         509,523
                                                                   -------------
ASSET - BACKED SECURITIES -- 14.0%

BELGIUM -- 0.4%
   B-Arena, Ser 2006-1, Cl A (A)
      3.854%, 04/22/44                                     2,500           3,375
                                                                   -------------
FRANCE -- 0.4%
   Auto Compartiment, Ser 2007-1,
      Cl A (A)
      3.919%, 02/25/19                                     2,500           3,376
                                                                   -------------
IRELAND -- 0.1%
   Talisman Finance, Ser 7, Cl H (A)
      6.452%, 04/22/17                                       500             675
                                                                   -------------
JERSEY -- 0.1%
   Whinstone Capital Management,
      Ser 1X, Cl B1 (A)
      6.596%, 10/25/45                                       311             627
                                                                   -------------
LUXEMBOURG -- 0.5%
   Geldilux, Ser 2005-TS, Cl 1A
      3.878%, 12/10/12                                     3,000           4,054
                                                                   -------------
NETHERLANDS -- 2.1%
   Amstel Corporate Loan Offering,
      Ser 2007-1, Cl A2 (A)
      4.085%, 03/25/17                                     1,000           1,351
   Beluga Master Issuer, Ser 2006-1,
      Cl A2 (A)
      3.899%, 04/28/99                                     2,500           3,381
   Lambda Finance, Ser 2005-1X,
      Cl A2 (A)
      4.054%, 11/15/29                                     2,500           3,367
   Saecure, Ser 5, Cl A (A)
      3.353%, 05/25/42                                     1,415           1,911
   Shield, Ser 1, Cl A (A)
      3.924%, 01/20/14                                     2,500           3,383
   Storm, Ser 2006-1, Cl A2 (A)
      3.864%, 04/22/48                                     2,500           3,379
                                                                   -------------
                                                                          16,772
                                                                   -------------
SPAIN -- 0.4%
   FTA Santander Auto, Ser 1, Cl A (A)
      3.902%, 11/25/21                                     1,773           2,393
   Santander Consumer Finance,
      Ser 2007-1, Cl A
      4.271%, 09/20/22                                       500             675
                                                                   -------------
                                                                           3,068
                                                                   -------------

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 1.4%
   Arkle Master Issuer, Ser 2006-1X,
      Cl 2C (A)
      4.416%, 02/17/52                                       150   $         203
   Canary Wharf Finance, Ser II,
      Cl C2 (A)
      6.224%, 10/22/37                                       200             401
   Granite Master Issuer, Ser 2006-2,
      Cl A5 (A)
      3.854%, 12/20/54                                     2,500           3,378
   Metrix Funding, Ser 1X, Cl A2 (A)
      4.013%, 02/10/19                                     2,500           3,383
   Permanent Master Issuer, Ser 2007-1,
      Cl 3A (A)
      3.870%, 10/15/33                                     2,500           3,377
                                                                   -------------
                                                                          10,742
                                                                   -------------
UNITED STATES -- 8.6%
   BCAP Trust, Ser 2007-AA1, Cl 1A1 (A)
      5.420%, 02/25/47                                     2,640           2,640
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A4
      5.201%, 12/11/38                                     2,775           2,642
   Chase Manhattan Auto Owner
      Trust, Ser 2005-B, Cl A4
      4.880%, 06/15/12                                     3,230           3,208
   Citibank Credit Card Issurance
      Trust, Ser A4, Cl A4 EUR
      5.375%, 04/10/13                                     6,800           9,336
   Countrywide Alternative Loan Trust,
      Ser 2006-43CB, Cl 1A7 (A)
      6.000%, 01/31/37                                     4,394           4,398
   Countrywide Alternative Loan Trust,
      Ser 2006-OC8, Cl 2A1A (A)
      5.410%, 11/25/36                                     2,872           2,873
   Countrywide Asset-Backed
      Certificates, Ser 2007-2, Cl 2A1
      5.370%, 03/14/37                                     3,191           3,190
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
      5.183%, 11/15/36                                     2,810           2,748
   Credit Suisse First Boston Mortgage
      Securities, Ser CKS4, Cl A1
      4.485%, 11/15/36                                     2,129           2,078
   Deutsche Alt-A Securities,
      Ser 2007-BAR1, Cl A1 (A)
      5.400%, 03/25/37                                     2,573           2,573
   Ford Credit Auto Owner Trust,
      Ser 2006-B, Cl A2B (A)
      5.340%, 07/15/09                                     2,623           2,623
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A3
      5.160%, 11/15/10                                     2,215           2,209
   Keybank, Ser 2000-CA, Cl A2
      7.727%, 05/17/32                                     2,613           2,728
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C1, Cl A4
      5.424%, 02/15/40                                     1,449           1,401
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C7, Cl A1A
      4.475%, 10/15/29                                     2,936           2,797

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Lynch/Countrywide
      Commercial Mortgage, Ser 2007-6,
      Cl A4 (A)
      5.485%, 03/12/51                                       750   $         727
   Morgan Stanley Capital I, Ser 2006-IQ12,
      Cl A4
      5.319%, 12/15/43                                     2,560           2,459
   Morgan Stanley Capital I, Ser 2007-T25,
      Cl A3 (A)
      5.514%, 11/12/49                                       784             764
   Peco Energy Transition Trust, Ser A,
      Cl A1
      6.520%, 12/31/10                                     2,600           2,676
   SLM Student Loan Trust, Ser 2,
      Cl A5 (A)                      EUR
      3.304%, 07/22/07                                     1,000           1,352
   Salomon Brothers Mortgage
      Securities, Ser 2000-C1, Cl A2
      7.520%, 12/18/09                                     2,475           2,567
   Soundview Home Loan Equity
      Trust, Ser 2007-NS1, Cl A1 (A)
      5.440%, 01/25/37                                     2,400           2,401
   Structured Asset Investment Loan
      Trust, Ser 2006-BNC3, Cl A2 (A)
      5.360%, 09/25/36                                     2,047           2,046
   USAA Auto Owner Trust, Ser 2006-4,
      Cl A3
      5.010%, 06/15/11                                     3,105           3,092
   Wells Fargo Home Equity, Ser 2006-2,
      Cl A1 (A)
      5.390%, 07/25/36                                     2,305           2,305
                                                                   -------------
                                                                          67,833
                                                                   -------------
Total Asset-Backed Securities
   (Cost $109,473) ($ Thousands)                                         110,522
                                                                   -------------
LOAN PARTICIPATIONS  -- 1.6 %

UNITED STATES -- 1.6%
   Amsted Industries Term Loan
      7.370%, 03/28/13                                       246             246
   Aramark Term Loan
      7.715%, 01/26/14                                       299             299
   Beverly Enterprises Term Loan
      8.124%, 07/24/11                                       343             345
   Boston Generating Term Loan
      7.615%, 12/22/13                                       749             726
   Cablevision, Ser B Term Loan
      7.122%, 03/14/13                                       495             494
   Chapter Communications Term Loan
      8.005%, 04/28/13                                       962             953
   Eastman Kodak Term Loan
      7.639%, 10/18/12                                       270             270
   Education Management Term Loan
      7.875%, 05/26/13                                       744             743
   Ferro Term Loan
      8.570%, 06/06/12                                       556             556
   Ford Motor Company Term Loan
      8.360%, 11/29/13                                       748             751
   Hexion Specialty Term Loan
      7.875%, 05/04/13                                       815             819
   Jean Coutu Group Term Loan
      7.938%, 07/30/11                                       605             605
   Lear Term Loan
      7.867%, 04/25/12                                       823             815
--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   London Arena & Waterfront Term Loan
     8.853%, 01/31/12                                      1,188   $       1,194
   N.E.W. Holding Term Loan
     8.070%, 08/08/13                                        876             873
   Peach Holding Term Loan
     9.110%, 11/21/13                                        594             598
   TP Generation Holdings Term Loan
     9.616%, 12/15/14                                        500             502
   Targus Group Term Loan
     8.870%, 11/22/12                                        496             489
   United Subcontractors Term Loan
     8.120%, 12/27/12                                        746             738
   Wimar Opco Term Loan
     7.870%, 01/03/11                                        500             503
                                                                   -------------
Total Loan Participations
   (Cost $12,563) ($ Thousands)                                           12,519
                                                                   -------------
CORPORATE OBLIGATIONS -- 1.5%

UNITED STATES -- 1.5%
   AK Steel
     7.875%, 02/15/09                                        117             117
   Altria Group
     7.750%, 01/15/27                                        705             824
   Autonation (A) (B)
     7.374%, 07/15/07                                         44              44
   Embarq
     7.082%, 06/01/16                                      1,648           1,657
   Ford Motor Credit
     6.625%, 06/16/08                                        365             365
     4.950%, 01/15/08                                        119             118
   Hertz (B)
     8.875%, 01/01/14                                        221             230
   JPMorgan Chase MTN (A)
     5.437%, 12/22/08                                      4,000           4,003
   MGM Mirage
     8.375%, 02/01/11                                        211             216
   Momentive Performance
     0.000%, 12/04/13                                        998             996
   NRG Energy
     7.375%, 02/01/16                                        225             226
   Sara Lee
     6.250%, 09/15/11                                        448             456
   Starwood Hotels & Resorts
     7.375%, 11/15/15                                      1,194           1,181
   Union Carbide
     7.750%, 10/01/96                                        910             924
   Wachovia Capital Trust III (A)
     5.800%, 03/15/11                                        385             383
   Williams
     7.875%, 09/01/21                                        207             223
                                                                   -------------
Total Corporate Obligations
   (Cost $12,019) ($ Thousands)                                           11,963
                                                                   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.4%
   FHLMC CMO, Ser 2945, Cl BD
     5.500%, 10/15/34                                      2,158           2,146
   FHLMC
     4.750%, 01/15/13                EUR                     557             752
                                                                   -------------
Total U.S. Government Agency Obligations
   (Cost $2,953) ($ Thousands)                                             2,898
                                                                   -------------

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                     ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- 0.0%
   FHLMC
     7.000%, 02/01/37                                        126   $         129
     5.805%, 02/01/36 (A)                                      8               8
                                                                   -------------
Total U.S. Government Agency Mortgage-Backed
   Obligations
   (Cost $137) ($ Thousands)                                                 137
                                                                   -------------
TIME DEPOSITS -- 6.0%

UNITED STATES -- 6.0%
   Royal Bank of Canada
     5.260%, 07/11/07                                     14,505          14,505
     5.250%, 07/02/07                                     16,421          16,421
   UBS London
     5.260%, 07/31/07                                     16,384          16,384
                                                                   -------------
Total Time Deposits
   (Cost $47,310) ($ Thousands)                                           47,310
                                                                   -------------
U.S. TREASURY OBLIGATIONS -- 0.8%
   U.S. Treasury Bills (D)
     0.949%, 07/12/07                                      1,200           1,199
   U.S. Treasury Bonds
     6.000%, 02/15/26                                        975           1,064
   U.S. Treasury Inflationary Index Notes
     2.500%, 07/15/16                                      1,870           1,849
   U.S. Treasury Notes
     4.750%, 02/15/37                                      1,140           1,075
     4.500%, 05/15/17                                      1,450           1,390
     4.250%, 11/15/14                                         90              86
                                                                   -------------
Total U.S. Treasury Obligations
   (Cost $6,686) ($ Thousands)                                             6,663
                                                                   -------------
Total Investments -- 88.6%
   (Cost $706,277) ($ Thousands)+++                                $     701,535
                                                                   =============





--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007


FORWARD FOREIGN CURRENCY CONTRACTS -- A SUMMARY OF THE OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS HELD BY THE FUND AT JUNE 30, 2007, IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                              CURRENCY                                  CURRENCY             APPRECIATION
SETTLEMENT                                    TO DELIVER                               TO RECEIVE          (DEPRECIATION)
DATE                                         (THOUSANDS)                               (THOUSANDS)          ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
7/3/07-7/11/07                         USD                 5,657                   NOK           34,040   $           108
7/3/07-7/30/07                         USD                19,371                   EUR           14,309               (37)
7/3/07-8/3/07                          AUD                14,106                   USD           11,686              (275)
7/3/07-8/3/07                          CZK                57,000                   USD            2,685                 3
7/3/07-8/3/07                          GBP                29,419                   USD           58,294              (714)
7/3/07-8/3/07                          MXP               116,009                   USD           10,644               (96)
7/3/07-8/3/07                          NOK               138,477                   USD           22,914              (540)
7/3/07-8/3/07                          SEK               121,730                   USD           17,808                36
7/3/07-8/13/07                         PLZ                25,264                   USD            8,915              (163)
7/3/07-8/17/07                         CAD                32,984                   USD           30,442              (589)
7/3/07-8/17/07                         USD                 9,342                   CAD            9,972                38
7/3/07-8/28/07                         EUR               314,729                   USD          423,523            (1,792)
7/3/07-10/10/07                        USD                25,614                   JPY        3,049,213              (856)
7/3/07-12/12/07                        JPY            22,265,445                   USD          186,126             5,275
7/10/07-7/26/07                        USD                11,921                   GBP            5,965                44
7/11/07                                AUD                 8,011                   EUR            5,040                14
7/11/07                                AUD                 5,583                   GBP            2,377                32
7/11/07                                EUR                 3,137                   AUD            5,013                14
7/11/07                                GBP                 2,741                   AUD            6,467               (14)
7/11/07                                SEK                40,130                   EUR            4,328                (9)
7/11/07-7/24/07                        EUR                 5,708                   SEK           52,906                10
7/11/07-8/10/07                        JPY             1,130,000                   NZD           13,604             1,309
7/11/07-8/10/07                        NZD                 7,087                   JPY          565,000              (874)
7/11/07-10/10/07                       GBP                 5,984                   CHF           14,300              (301)
7/11/07-11/09/07                       GBP                12,196                   JPY        2,795,000            (1,673)
7/11/07-12/12/07                       CHF                31,200                   GBP           13,022               523
7/11/07-12/12/07                       CHF                48,450                   USD           39,957               242
7/11/07-12/12/07                       JPY             4,464,000                   GBP           19,339             2,318
7/11/07-12/12/07                       USD                25,712                   CHF           31,100              (218)
7/17/07-7/18/07                        NZD                 6,402                   USD            4,681              (258)
7/18/07                                DKK                86,333                   USD           15,706                30
7/18/07                                USD                 3,058                   DKK           16,804                (7)
7/18/07                                USD                 4,643                   MXP           50,219                 7
7/18/07                                USD                 1,406                   PLZ            4,040                45
7/18/07                                USD                 1,739                   SGD            2,619               (24)
7/18/07                                USD                   714                   ZAR            5,010                (5)
7/18/07-7/25/07                        USD                10,853                   SEK           76,421               305
7/18/07-8/21/07                        ZAR                40,272                   USD            5,569              (127)
7/18/07-8/27/07                        SGD                11,051                   USD            7,254                 -
7/23/07                                HUF               225,654                   USD            1,223               (17)
7/23/07                                USD                 2,423                   AUD            2,866                 7
7/25/07                                EUR                 3,500                   NOK           28,316                67

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007


FORWARD FOREIGN CURRENCY CONTRACTS (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                CURRENCY                                 CURRENCY            APPRECIATION
SETTLEMENT                                     TO DELIVER                               TO RECEIVE         (DEPRECIATION)
DATE                                          (THOUSANDS)                              (THOUSANDS)          ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
7/26/07                                EUR                 3,500                   JPY          562,512   $          (161)
9/12/07-12/12/07                       CHF                 5,600                   NZD            6,445               322
9/12/07-12/12/07                       JPY               692,000                   AUD            7,194               396
10/10/07                               AUD                 1,418                   JPY          138,000               (67)
                                                                                                          ---------------
                                                                                                          $         2,328
                                                                                                          ===============









--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007


FUTURES CONTRACTS -- A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JUNE 30, 2007, IS AS FOLLOWS:

---------------------------------------------------------------------------------------
                                                                           UNREALIZED
                                  NUMBER OF                               APPRECIATION
TYPE OF                           CONTRACTS         EXPIRATION          (DEPRECIATION)
CONTRACT                         LONG (SHORT)          DATE              ($ THOUSANDS)
---------------------------------------------------------------------------------------
U.S. Long Treasury Bond               (105)          Sep-2007           $           41
U.S. 5-Year Note                       (27)          Sep-2007                        4
U.S. 2-Year Note                       (77)          Sep-2007                       20
U.S. 10-Year Note                     (272)          Sep-2007                      176
Canadian Bank Acceptance              (141)          Sep-2007                       (4)
Canadian Bank Acceptance               128           Dec-2007                      (28)
Japan 10-Year Bond                       6           Sep-2007                      (19)
Euro-Bobl                              123           Sep-2007                      (48)
Euro-Bund                              194           Sep-2007                     (281)
                                                                        --------------
                                                                        $         (139)
                                                                        ==============






--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007


SWAP CONTRACTS - A SUMMARY OF OUTSTANDING SWAP AGREEMENTS HELD BY THE FUND AT JUNE 30, 2007, IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                                         CREDIT DEFAULT SWAP
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                         NOTIONAL       APPRECIATION
                                                                                        EXPIRATION        AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                                DATE        (THOUSANDS)     ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Pays a quarterly payment of 0.4000% (1.600% per annum) times the notional amount of the Reutersfin PLC, 4.625%, 11/19/10.  Upon a defined credit event, Fund receives the notional amount and delivers the defined deliverable obligation.
   (Counterparty: Deutsche Bank)                                                        06/20/12      EUR      2,000  $         (31)
====================================================================================================================================
                                                          TOTAL RETURN SWAP
------------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Lehman Global Aggregate Ex USD
   RBI Basket Series 1 Index plus 11 basis points times the notional amount.
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Lehman Brothers)                             02/01/08              84,352  $        (661)
====================================================================================================================================
                                                         INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------------
Pays a fixed rate of 4.269% and
   receives a floating rate based on the
   3 Month Canadian LIBOR quarterly.
   (Counterparty: JPMorgan Chase)                                                       03/22/12      CAD     15,000  $         266

Pays a fixed rate of 4.196% and
   receives a floating rate based on the
   6 Month Euribor semi-annually.
   (Counterparty: JPMorgan Chase)                                                       03/30/12      EUR      3,000            253

Receives a fixed rate of 5.499% and
   pays a floating rate based on the
   6 Month GBP LIBOR semi-annually.
   (Counterparty: Deutsche Bank)                                                        03/22/12      GBP      6,000           (353)

Receives a fixed rate of 1.285% and
   pays a floating rate based on the
   6 Month Yen LIBOR semi-annually.
   (Counterparty: JPMorgan Chase)                                                       03/26/12      JPY  2,600,000           (252)

Receives a fixed rate of 2.218% and
   pays a floating rate based on the
   6 Month Yen LIBOR semi-annually.
   (Counterparty: JPMorgan Chase)                                                       03/26/27      JPY  1,000,000           (328)

Receives a fixed rate of 7.661% and
   pays a floating rate based on the
   3 Month New Zealand BKBM semi-annually.
   (Counterparty: Deutsche Bank)                                                        03/26/12      NZD      3,000              9
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $        (405)
====================================================================================================================================

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

International Fixed Income Fund
June 30, 2007


         Percentages are based on Net Assets of $792,151 ($ Thousands).

+        Real Estate Investment Trust

(1) In local currency unless otherwise indicated. For countries that have adopted the Euro as their local currency, face amount represents either Euro of the country's legacy currency.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2007. The coupon on a step bond changes on a specified date.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)      Security purchased on a when-issued basis.

AUD      -- Australian Dollar
CAD      -- Canadian Dollar
CHF      -- Swiss Franc
Cl       -- Class
CMO      -- Collateralized Mortgage Obligation
CPI      -- Consumer Price Index
CZK      -- Czech Koruna
DKK      -- Danish Krone
EUR      -- Euro
FHLMC    -- Federal Home Loan Mortgage Corporation
GBP      -- British Pound Sterling
HUF      -- Hungarian Forint
JPY      -- Japanese Yen
LIBOR    -- London Interbank Offered Rate
MTN      -- Medium Term Note
MXP      -- Mexican Peso
NOK      -- Norwegian Krone
NZD      -- New Zealand Dollar
PIK      -- Payment-in-Kind
PLC      -- Public Limited Company
PLZ      -- Polish Zloty
SEK      -- Swedish Krona
Ser      -- Series
SGD      -- Singapore Dollar
USD      -- U.S. Dollar
ZAR      -- South African Rand

         Amounts designated as "--" are $0 or have been rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $706,277 ($ Thousands), and the unrealized appreciation and depreciation were $8,708 ($ Thousands) and $(13,450) ($ Thousands), respectively.

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 84.3%

ARGENTINA -- 6.4%
   Alto Parana Sa Celara6 (A)
      6.375%, 06/09/17                                      440    $        439
   Cia Transporte Energia Registered (A)
      8.875%, 12/15/16                                      470             471
   Province Del Neuquen (A)
      8.656%, 10/18/14                                      250             253
   Province of Buenos Aires (A)
      9.620%, 04/18/28                                    1,605           1,521
   Province of Buenos Aires Registered
      9.625%, 04/18/28                                      410             390
      9.375%, 09/14/18                                      470             451
      2.000%, 05/15/35 (H)                                1,200             540
   Province of Mendoza Registered
      5.500%, 09/04/18                                      128             107
   Republic of Argentina
      12.000%, 09/19/16 (I)          EUR                  1,000             229
      11.750%, 05/20/11 (I)          EUR                  2,500             593
      9.000%, 05/29/09 (I)           EUR                  2,650           1,206
      9.000%, 06/20/49               EUR                  1,125             517
      8.857%, 12/15/35 (B)                                2,400             331
      8.500%, 07/01/04 (I)           EUR                    775             351
      8.280%, 12/31/33 (C)                               11,660          11,252
      8.125%, 04/21/08 (I)           EUR                  4,200           1,920
      8.000%, 02/25/02 (I)           EUR                    675             310
      8.000%, 02/26/08 (I)           EUR                  1,000             467
      7.820%, 12/31/33               EUR                    249             308
      7.625%, 03/31/05 (I)                                1,120             280
      7.625%, 08/11/07 (I)           EUR              2,325,000             524
      7.535%, 12/15/35 (B)                               10,120           1,478
      7.000%, 03/18/04 (I)           EUR              1,475,000             339
      7.000%, 09/12/13                                    3,600           3,420
      7.000%, 10/03/15                                    3,810           3,421
      5.875%, 08/03/12 (B) (I)                            8,145           5,946
      5.475%, 08/03/07 (B)                                1,440           1,051
      3.127%, 12/31/33 (B)                                2,123             950
      1.330%, 12/31/38 (C) (H)                           38,225          15,768
   Republic of Argentina MTN, Ser E
      10.000%, 01/03/07 (I)          EUR              3,000,000             717
      9.250%, 07/20/04                                    1,375             630
      9.000%, 05/24/49 (I)           EUR                  1,400             650
      8.750%, 02/04/49 (I)           EUR                  1,375             636
      8.500%, 07/30/10 (I)           EUR                  2,000             897
      7.625%, 08/11/07 (I)           ITL              2,255,000             492
   Transportadora Gas Norte (A) (H)
      7.500%, 12/31/12                                      260             252
      6.500%, 12/31/12                                       40              38
   Transportadora Gas Norte
      Registered (H)
      7.500%, 12/31/12                                      130             122
      6.500%, 12/31/12                                      102              99
      6.500%, 12/31/12                                      114             107
                                                                   ------------
                                                                         59,473
                                                                   ------------
BAHAMAS -- 0.2%
   Banco Votorantim Nassau (A)
      10.325%, 04/10/14                                   2,750           1,480
                                                                   ------------
BELIZE -- 0.0%
      Government of Belize Registered
      4.250%, 02/20/29 (H)                                  400             324

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
BERMUDA -- 0.1%
   Citic Resources Finance (A)
      6.750%, 05/15/14                                      300             289
   Digicel Group (A)
      8.875%, 01/15/15                                      550             539
                                                                   ------------
                                                                            828
                                                                   ------------
BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina,
      Ser B (L)
      10.325%, 12/11/17              EUR                  2,300           1,175
                                                                   ------------
BRAZIL -- 8.9%
   Cesp-Comp Ener Sao Paulo (A)
      9.750%, 01/15/15               BRL                  1,375             822
   Federal Republic of Brazil
      12.500%, 01/05/22              BRL                  9,990           6,683
      11.000%, 08/17/40                                  21,462          28,147
      10.500%, 07/14/14                                     240             302
      10.250%, 01/10/28              BRL                 11,325           6,595
      10.125%, 05/15/27                                   5,625           7,931
      8.875%, 10/14/19                                    2,825           3,453
      8.875%, 04/15/24                                    3,700           4,607
      8.750%, 02/04/25                                    3,755           4,647
      8.250%, 01/20/34                                    2,500           3,070
      8.000%, 01/15/18                                      340             374
      7.125%, 01/20/37 (C)                                9,070           9,796
      6.000%, 01/17/17                                    6,385           6,257
                                                                   ------------
                                                                         82,684
                                                                   ------------
CAYMAN ISLANDS -- 0.5%
   Banco Safra (A)
      10.875%, 04/03/17              BRL                  2,800           1,499
   Blue City Investments
      13.750%, 11/07/13                                     750             748
   Earls Eight (A) (H)
      7.500%, 12/31/12                                      420             409
   Interoceanica IV Finance (A) (L)
      3.794%, 11/30/25                                    1,000             466
      3.623%, 11/30/18                                      450             281
   Peru Enhanced Pass-Thru (A) (L)
      5.843%, 05/31/25                                      320             124
      3.911%, 05/31/18                                    1,495             999
   Vale Overseas
      6.875%, 11/21/36                                      220             221
      6.250%, 01/23/17                                       85              84
                                                                   ------------
                                                                          4,831
                                                                   ------------
CHILE -- 0.5%
   Codelco
      5.500%, 10/15/13                                    1,875           1,848
   Republic of Chile
      5.500%, 01/15/13                                    3,215           3,183
                                                                   ------------
                                                                          5,031
                                                                   ------------
COLOMBIA -- 5.6%
   BanColombia
      6.875%, 05/25/17                                      285             276
   Republic of Colombia
      11.750%, 02/25/20                                  11,611          17,155
      10.375%, 01/28/33 (C)                               2,165           3,194
      9.850%, 06/28/27               COP             20,574,000          11,151
      8.250%, 12/22/14                                    8,100           9,060
      8.125%, 05/21/24 (C)                                3,275           3,848

--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
      7.375%, 01/27/17                                    1,285    $      1,393
      7.375%, 09/18/37 (C)                                5,735           6,366
                                                                   ------------
                                                                         52,443
                                                                   ------------
CYPRUS -- 0.5%
   ABH Financial (A)
      8.200%, 06/25/12                                      500             498
   Springvale Holdings (B)
      11.389%, 09/07/07                                   1,000           1,000
   Teorema Holding
      11.000%, 10/27/09                                   2,400           2,400
      9.000%, 10/27/08                                    1,000           1,005
                                                                   ------------
                                                                          4,903
                                                                   ------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
      9.040%, 01/23/18                                      618             693
      8.625%, 04/20/27                                    1,325           1,537
      8.625%, 04/20/27                                      100             116
                                                                   ------------
                                                                          2,346
                                                                   ------------
ECUADOR -- 0.8%
   Republic of Ecuador Registered
      10.000%, 08/15/07 (H)                               1,955           1,647
      9.375%, 12/15/15 (C)                                6,305           5,596
                                                                   ------------
                                                                          7,243
                                                                   ------------
EL SALVADOR -- 1.8%
   Republic of El Salvador
      8.250%, 04/10/32                                    3,485           4,269
      7.750%, 01/24/23                                    3,790           4,321
      7.650%, 06/15/35                                      975           1,114
      7.650%, 06/15/35                                    6,241           7,130
                                                                   ------------
                                                                         16,834
                                                                   ------------
INDONESIA -- 2.5%
   Garuda Indonesia (B) (J) (K)
      5.860%, 09/30/07                                    1,183             793
   Indosat Finance
      7.125%, 06/22/12                                    1,050           1,064
   Republic of Indonesia
      10.250%, 07/15/27              IDR             47,131,920           5,466
      8.500%, 10/12/35                                    1,100           1,311
      8.500%, 10/12/35                                    3,150           3,772
      7.500%, 01/15/16                                      240             257
      7.500%, 01/15/16 (A)                                1,760           1,883
      7.250%, 04/20/15 (A)                                  155             163
      7.250%, 04/20/15 (C)                                2,845           2,991
      6.875%, 03/09/17                                    1,170           1,216
      6.750%, 03/10/14                                    2,600           2,660
      6.625%, 02/17/37                                      650             626
      6.625%, 02/17/37 (A)                                  800             770
                                                                   ------------
                                                                         22,972
                                                                   ------------
IRAQ -- 0.8%
   Republic of Iraq
      5.800%, 01/15/28                                   11,450           6,984
                                                                   ------------
IRELAND -- 0.2%
   Dal Capital (Vneshtorgbk)
      7.000%, 04/13/09               RUB                 19,000             751

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Transcapit (Transneft) (A)
      6.103%, 06/27/12                                      700    $        702
                                                                   ------------
                                                                          1,453
                                                                   ------------
JERSEY -- 0.3%
   Aldar Funding
      5.767%, 11/10/11                                      700             858
   UBS Jersey Branch MTN (A) (B)
      0.783%, 11/01/13                                    1,320           1,482
                                                                   ------------
                                                                          2,340
                                                                   ------------
LEBANON -- 0.1%
   Lebanese Republic Registered
      8.250%, 04/12/21                                      950             872
                                                                   ------------
LUXEMBOURG -- 1.2%
   Alfa Dividend Payment Rights
      Finance (A) (B)
      7.260%, 09/15/07                                      560             560
   Gaz Capital for Gazprom Registered
      9.625%, 03/01/13                                    1,500           1,734
      8.625%, 04/28/34                                    3,340           4,161
   Kuznetski (Bank of Moscow) (H)
      7.500%, 11/25/15                                    1,200           1,221
   RSHB Captl
      7.175%, 05/16/13                                      400             412
      6.299%, 05/15/17 (A)                                2,545           2,491
   UBS (Vimpelcom)
      8.250%, 05/23/16                                      235             245
      8.250%, 05/23/16                                      335             350
                                                                   ------------
                                                                         11,174
                                                                   ------------
MALAYSIA -- 2.5%
   Bank Megara Monetary Note (L)
      3.167%, 11/01/07               MYR                 12,250           3,505
   Government of Malaysia
      7.500%, 07/15/11                                    3,910           4,180
      3.814%, 02/15/17               MYR                 11,625           3,451
      3.502%, 05/31/27               MYR                 12,250           3,368
   Petronas Capital Registered
      7.875%, 05/22/12                                      550             647
      7.875%, 05/22/22                                    7,010           8,244
                                                                   ------------
                                                                         23,395
                                                                   ------------
MEXICO -- 6.3%
   Cornhill, Ser 39 (I) (J) (K)
      0.000%, 01/30/00                                    1,650             577
   Cornhill, Ser 46 (I) (J) (K)
      8.626%, 03/02/00                                      150              53
   Mexican Bonos, Ser M20
      8.000%, 12/07/23               MXP                 71,744           6,827
   Pemex Project Funding Master
      Trust
      8.625%, 02/01/22                                      650             799
      7.375%, 12/15/14                                      500             543
   United Mexican States
      8.125%, 12/30/19                                    8,790          10,416
      7.500%, 04/08/33                                    7,590           8,797
      6.625%, 03/03/15                                    6,405           6,732
      5.625%, 01/15/17                                      800             783
   United Mexican States MTN
      8.300%, 08/15/31                                    6,425           8,054
   United Mexican States MTN, Ser A
      6.750%, 09/27/34                                   13,613          14,518
--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   United Mexican States MTN, Ser E
      0.006%, 05/08/17               EUR                  5,000   $           5
                                                                  -------------
                                                                         58,104
                                                                  -------------
NETHERLANDS -- 0.6%
   ING Bank MTN, Ser E
     9.625%, 05/30/08                                       700             702
   Kazkommerts International (A)
     7.500%, 11/29/16                                       450             423
   Kazkommerts International
     Registered (A)
     7.500%, 11/29/16                                       900             846
   Lukoil International Finance
     6.656%, 06/07/22                                       245             238
   Majapahit Holding (A)
     7.875%, 06/29/37                                       260             257
     7.750%, 10/17/16                                       280             288
     7.750%, 10/17/16                                       260             263
     7.250%, 06/28/17                                       600             586
   White Nights Belagroprom Bank (B)
     8.284%, 12/15/07                                     1,390           1,880
                                                                  -------------
                                                                          5,483
                                                                  -------------
PAKISTAN -- 0.0%
   Republic of Pakistan
     7.875%, 03/31/36                                       330             331
                                                                  -------------
PANAMA -- 1.7%
   Republic of Panama
     9.375%, 04/01/29                                     2,005           2,656
     8.875%, 09/30/27                                     3,125           3,930
     7.250%, 03/15/15 (C)                                 7,090           7,586
     6.700%, 01/26/36                                       580             594
     6.700%, 01/26/36                                     1,345           1,372
                                                                  -------------
                                                                         16,138
                                                                  -------------
PERU -- 2.4%
   Republic of Peru
     8.750%, 11/21/33                                     1,430           1,852
     8.375%, 05/03/16 (C)                                 3,305           3,842
     7.350%, 07/21/25                                     6,850           7,624
   Republic of Peru FLIRB, Ser 20YR (B)
     6.143%, 09/07/07                                     5,823           5,823
     5.000%, 03/07/17                                       752             752
   Republic of Peru, Ser 20YR (B)
     5.000%, 09/07/07                                     2,785           2,785
                                                                  -------------
                                                                         22,678
                                                                  -------------
PHILIPPINES -- 7.5%
   DMCI Water (K)
     0.000%, 12/31/09                                     1,989           1,989
   National Power
     9.625%, 05/15/28                                     1,400           1,781
     6.875%, 11/02/16 (A)                                   965             970
   Republic of Philippines
     10.625%, 03/16/25                                   13,220          18,409
     9.875%, 01/15/19                                       500             631
     9.500%, 02/02/30                                     6,940           9,048
     9.375%, 01/18/17 (C)                                 6,425           7,726
     9.000%, 02/15/13                                       600             669
     8.875%, 03/17/15                                       200             230
     8.250%, 01/15/14                                       905             993
     8.000%, 01/15/16                                     3,600           3,955

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
     7.750%, 01/14/31 (C)                                 7,938   $       8,752
     7.500%, 09/25/24 (C)                                12,509          13,510
     6.375%, 01/15/32 (C)                                 1,025             984
                                                                  -------------
                                                                         69,647
                                                                  -------------
POLAND -- 0.6%
   Republic of Poland
     5.250%, 01/15/14                                     3,535           3,468
     5.000%, 10/19/15                                     1,865           1,783
                                                                  -------------
                                                                          5,251
                                                                  -------------
RUSSIA -- 11.6%
   Kazan Orgsintez
     9.250%, 10/30/11                                       505             510
   Russian Federation Registered
     12.750%, 06/24/28                                    5,700          10,043
     11.000%, 07/24/18                                    9,585          13,338
     7.500%, 03/31/30 (H)                                72,993          80,401
     5.000%, 09/30/07 (H)                                   500             551
     5.000%, 03/31/30 (H)                                 3,000           3,305
                                                                  -------------
                                                                        108,148
                                                                  -------------
SOUTH AFRICA -- 0.9%
   Republic of South Africa
     6.500%, 06/02/14                                     7,080           7,292
     5.875%, 05/30/22                                     1,115           1,090
                                                                  -------------
                                                                          8,382
                                                                  -------------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank
     10.000%, 01/28/11               TRY                  3,770           2,482
                                                                  -------------
THAILAND -- 0.2%
   True Move (A)
     10.750%, 12/16/13                                    1,250           1,335
                                                                  -------------
TUNISIA -- 0.2%
   Banque Centrale de Tunisie
     8.250%, 09/19/27                                     1,095           1,304
     7.375%, 04/25/12                                       465             496
                                                                  -------------
                                                                          1,800
                                                                  -------------
TURKEY -- 4.7%
   Republic of Turkey
     21.932%, 07/16/08 (B)           TRY                  8,900           5,693
     14.000%, 01/19/11                                    4,225           3,190
     11.875%, 01/15/30                                    8,680          13,302
     10.000%, 02/15/12               TRY                    360             304
     9.500%, 01/15/14                                       500             572
     8.000%, 02/14/34                                     1,800           1,937
     7.375%, 02/05/25                                     4,500           4,602
     7.250%, 03/15/15                                     3,825           3,945
     7.000%, 09/26/16                                     2,190           2,215
     7.000%, 06/05/20                                       890             892
     6.875%, 03/17/36                                     5,200           4,920
     1.897%, 01/19/11 (B)            TRY                  3,175           2,397
                                                                  -------------
                                                                         43,969
                                                                  -------------
UKRAINE -- 2.3%
   Government of Ukraine Registered
     6.875%, 03/04/11                                     1,000           1,022
     6.875%, 03/04/11 (A)                                 4,475           4,562
     6.580%, 11/21/16                                     1,600           1,592
--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
     6.580%, 11/21/16 (A)                                 6,735   $       6,676
   Government of Ukraine Registered
     8.903%, 08/07/07 (B)                                   900             952
     7.650%, 06/11/13 (C)                                 5,340           5,651
   Naftogaz Ukrainy
     8.125%, 09/30/09                                       700             700
                                                                  -------------
                                                                         21,155
                                                                  -------------
UNITED KINGDOM -- 0.5%
   Barclays Bank (A) (B)
     0.000%, 07/17/22                                       770             943
   Credit Suisse First Boston
     International (Export/Import -
     Ukraine)
     6.800%, 10/04/12                                       600             589
   Credit Suisse First Boston for the
     City of Kiev
     8.000%, 11/06/15                                       750             777
   Standard Bank
     15.000%, 03/12/12                                      481             481
   Standard Bank MTN, Ser E (B)
     0.000%, 07/20/09                                       658             676
   UK Private Bank (A)
     8.000%, 02/06/12                                     1,000             988
                                                                  -------------
                                                                          4,454
                                                                  -------------
UNITED STATES -- 0.2%
   Citigroup Funding (A)
     6.000%, 05/18/15                                       800             816
   DST
     10.750%, 05/22/09                                    1,300           1,300
                                                                  -------------
                                                                          2,116
                                                                  -------------
URUGUAY -- 3.7%
   Republic of Uruguay
     9.250%, 05/17/17                                     5,025           6,005
     8.000%, 11/18/22                                    17,805          19,764
     7.875%, 01/15/33 PIK                                 3,019           3,367
     7.625%, 03/21/36                                     1,100           1,204
     7.500%, 03/15/15                                     1,225           1,311
     5.000%, 09/14/18                UYU                 33,530           1,685
     3.700%, 06/26/37                UYU                 33,850           1,392
                                                                  -------------
                                                                         34,728
                                                                  -------------
VENEZUELA -- 7.4%
   Government of Venezuela
     13.625%, 08/15/18                                    1,200           1,632
     10.750%, 09/19/13                                    8,815           9,789
     9.375%, 01/13/34                                     4,970           5,181
     9.250%, 09/15/27                                    28,035          29,226
     8.500%, 10/08/14                                     8,738           8,847
     7.650%, 04/21/25                                       370             339
     6.000%, 12/09/20                                     4,830           3,908
     5.750%, 02/26/16                                     6,500           5,460
   Government of Venezuela Registered
     7.000%, 12/01/18                                       400             353
     5.375%, 08/07/10 (C)                                 1,850           1,748

--------------------------------------------------------------------------------
                                                  Face Amount     Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Petroleos De Venezuela
     5.375%, 04/12/27                                     3,055   $       2,009
                                                                  -------------
                                                                         68,492
                                                                  -------------
Total Global Bonds
   (Cost $746,624) ($ Thousands)                                        783,478
                                                                  -------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL
FOR SWAP CONTRACTS(G) -- 5.4%

UNITED STATES -- 5.4%
Deposits with Citibank as Collateral
   for Swap Contracts Outstanding                           648             648
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  1,582           1,211
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                    750             750
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  8,550           8,550
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  1,000           1,000
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  1,400           1,400
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  1,400           1,400
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  3,600           3,600
Deposits with Deutsche Bank as
   Collateral for Swap Contracts
   Outstanding                                            5,518           2,865
Deposits with Deutsche Bank as
   Collateral for Swap Contracts
   Outstanding                                              877             877
Deposits with Goldman Sachs as
   Collateral for Swap Contracts
   Outstanding                                            4,564           2,369
Deposits with HSBC as Collateral for
   Swap Contracts Outstanding                             9,793           7,498
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                            7,812           7,812
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                              248             248
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                            2,798           2,798
Deposits with Merrill Lynch as
   Collateral for Swap Contracts
   Outstanding                                              863             863
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                            5,300           5,300
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                              239             239


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                              ($ Thousands)(1)/Shares  ($ Thousands)
-------------------------------------------------------------------------------
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                              352   $         352
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                              438             438
                                                                  -------------
Total Deposit with Counterparty as
   Collateral for Swap
   Contracts
   (Cost $49,810) ($ Thousands)                                          50,218
                                                                  -------------
LOAN PARTICIPATIONS -- 4.8%

BRAZIL -- 0.4%
   Global Village Telecom Loan,
     Senior Secured Note
     (Counterparty: Deutsche Bank) (J) (K)
     12.000%, 06/30/11                                     3,185           3,487
                                                                  -------------
INDONESIA -- 1.0%
   Indonesia Standby Loan 94
     (Counterparty: Deutsche Bank)
     (B) (J) (K)
     4.000%, 09/29/07                                     5,594           5,496
   PKN Tranche Loan A (Counterparty:
     Citigroup Global Markets) (I) (J) (K)
     0.000%, 06/30/11                                     1,533           1,457
   PKN Tranche Loan D Secured
     Short Term, Ser 1
     (Counterparty: Citibank) (I) (J) (K)
     4.000%, 02/09/07                                       451             449
   PKN Tranche Loan D Secured
     Short Term, Ser 2
     (Counterparty: Citibank) (I) (J) (K)
     4.000%, 02/09/07                                       819             815
   Star Energy Mezzanine Note
     0.000%, 04/01/08                                     1,400           1,400
                                                                  -------------
                                                                          9,617
                                                                  -------------
MEXICO -- 1.4%
   Altos Hornos, Promissory Note # 5
     (I) (J) (K)
     0.000%, 04/29/99                                     2,500           1,750
   Altos Hornos, Promissory Note # 6
     (I) (J) (K)
     0.000%, 04/29/99                                   2,500           1,750
   Altos Hornos, Promissory Note
     (Counterparty: Deutche Bank)
     (I) (J) (K)
     0.000%, 12/31/49                                     4,500           3,150
   Altos Hornos, Tranche A
     (Counterparty: Bank of America)
     (I)  (J) (K)
     0.000%, 04/11/04                                     6,540           4,709
   Grupo Accerco Del Norte
     (Counterparty: Deutsche Bank)
     (I) (J) (K)
     0.000%, 12/31/49                                     7,750           1,318
                                                                  -------------
                                                                         12,677
                                                                  -------------
NIGERIA -- 0.0%
   PPMC GTEE Note (I) (J) (K)
   0.000%, 09/27/07                                         270             270

--------------------------------------------------------------------------------
                                              Shares/Face Amount  Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
SINGAPORE -- 0.9%
   C2C Loan (Counterparty: Deutsche
     Bank) (B) (E) (J) (K)
     0.000%, 12/31/10                                    10,800   $       6,156
   C2C Loan, (Counterparty: Direct
     Bank) (J) (K)
     0.000%, 12/31/49                                     2,494           2,494
                                                                  -------------
                                                                          8,650
                                                                  -------------
TURKEY -- 1.1%
   Cukurova, Ser A
     0.000%, 05/01/08                                     5,250           5,250
   Cukurova, Ser B
     0.000%, 05/01/12                                     4,600           4,600
                                                                  -------------
                                                                          9,850
                                                                  -------------
UNITED STATES -- 0.0%
   Baja Ferries
     5.100%, 01/26/17                                       430             430
                                                                  -------------
Total Loan Participations
   (Cost $32,776) ($ Thousands)                                          44,981
                                                                  -------------
COMMON STOCK -- 1.3%

BRAZIL -- 1.2%
GVT Holding*                                            632,000          10,997
                                                                  -------------
INDONESIA -- 0.1%
PKN Tranche C Equity*                                   247,000             355
                                                                  -------------
THAILAND -- 0.0%
TPI Polene Public*                                      595,000             252
                                                                  -------------
Total Common Stock
   (Cost $3,249) ($ Thousands)                                           11,604
                                                                  -------------
CORPORATE OBLIGATIONS (D) -- 1.0%

UNITED STATES -- 1.0%
   American General Finance (A) (B)
     5.370%, 07/16/07                                       766             766
   Bear Stearns EXL (B)
     5.380%, 07/16/07                                     1,516           1,516
   Countrywide Financial Services MTN,
   Ser A (B)
     5.437%, 08/06/07                                     1,277           1,277
   Jackson National Life Funding (A) (B)
     5.320%, 07/02/07                                     1,873           1,873
   Morgan Stanley EXL (B)
     5.400%, 07/05/07                                       298             298
   Nationwide Building Society (A) (B)
     5.370%, 07/09/07                                       852             852
   Northern Rock (A) (B)
     5.380%, 07/03/07                                       877             877
   Premium Asset Trust, Ser 2004-10
     (A) (B)
     5.380%, 07/16/07                                     1,192           1,192
   SLM EXL MTN (B)
     5.330%, 07/16/07                                       937             937


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                              ($ Thousands)(1)/Shares  ($ Thousands)
--------------------------------------------------------------------------------
Total Corporate Obligations
   (Cost $9,588) ($ Thousands)                                    $       9,588
                                                                  -------------
ASSET-BACKED SECURITY (A)(B)(D) -- 0.1%

UNITED STATES -- 0.1%
   Duke Funding, Ser 2004-6B,
   Cl A1S1
     5.420%, 07/09/07                                       639             639
                                                                  -------------
Total Asset-Backed Security
   (Cost $639) ($ Thousands)                                                639
                                                                  -------------
WARRANTS -- 0.0%
                                                    Number of
                                                     Warrants
                                                     --------
CYPRUS -- 0.0%
Teorema Holding, Expires 10/27/09*                          226              --
MEXICO -- 0.0%
United Mexican States, Expires
   09/24/2007*                                          174,200             148
NIGERIA -- 0.0%
Central Bank of Nigeria, Expires
   11/15/20 (K)*                                          2,250              --
                                                                  -------------
Total Warrants
   (Cost $217) ($ Thousands)                                                148
                                                                  -------------
MASTER NOTE (B)(D) -- 0.1%
   Bear Stearns
     5.495%, 07/02/07                                       852             852
                                                                  -------------
Total Master Note
   (Cost $851) ($ Thousands)                                                852
                                                                  -------------
CASH EQUIVALENTS -- 5.0%

UNITED STATES -- 5.0%
Ashmore Margin Deposit                                6,033,946           6,034
JPMorgan Chase Margin Deposit                           600,000             600
SEI Liquidity Fund, L.P.,
   5.500%**+(D)                                      40,022,894          40,023
                                                                  -------------
Total Cash Equivalents                                                   46,657
                                                                  -------------
   (Cost $46,657) ($ Thousands)
U.S. TREASURY OBLIGATIONS (C)(E) -- 1.0%
   U.S. Treasury Bills
     3.202%, 08/23/07                                     9,280           9,219
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $9,213) ($ Thousands)                                            9,219
                                                                  -------------
REPURCHASE AGREEMENTS (D)(F) -- 0.4%
Barclays
   5.330%, dated 06/29/07, to be
   repurchased on 07/02/07,
   repurchase price $484,552
   (collateralized by a U.S.
   Government obligation, par value
   $492,460, 3.625%, 02/15/08, total
   market value $494,028)                                   484             484

-------------------------------------------------------------------------------
                                                 Face Amount      Market Value
Description                                    ($ Thousands)(1)   ($ Thousands)
-------------------------------------------------------------------------------
Lehman Brothers
   5.370%, dated 06/29/07, to be
   repurchased on 07/02/07,
   repurchase price $3,407,728
   (collateralized by various U.S.
   Government obligations, ranging
   in par value $335,894-$386,051,
   0.000%-6.500%, 12/17/07-
   06/15/22, total market value
   $3,474,360)                                            3,406   $       3,406
                                                                  -------------
Total Repurchase Agreements
   (Cost $3,890) ($ Thousands)                                            3,890
                                                                  -------------
Total Investments -- 103.4%
   (Cost $903,514) ($ Thousands)+++                               $     961,274
                                                                  =============






--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investment (Unaudited)

EMERGING MARKETS DEBT FUND
June 30, 2007

FORWARD FOREIGN CURRENCY CONTRACTS -- A SUMMARY OF THE OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS HELD BY THE FUND AT JUNE 30, 2007, IS AS FOLLOWS:

--------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                CURRENCY                                 CURRENCY            APPRECIATION
SETTLEMENT                                     TO DELIVER                               TO RECEIVE         (DEPRECIATION)
DATE                                          (THOUSANDS)                              (THOUSANDS)          ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
7/3/07                                 JPY               547,153                   USD            4,500   $            69
7/3/07-8/2/07                          USD                 5,460                   BRL           10,696                85
7/10/07                                USD                   443                   NGN           57,816                11
7/18/07                                USD                 6,500                   HUF        1,184,437                 6
7/25/07-10/25/07                       USD                 7,208                   RUB          185,323                 1
7/26/07                                TRY                 2,849                   USD            2,108               (57)
7/26/07                                USD                 2,100                   TRY            3,000               180
8/8/07-9/19/07                         USD                 6,450                   ZAR           47,007               182
8/8/07-9/19/07                         ZAR                47,007                   USD            6,513              (118)
9/10/07                                HUF               647,968                   USD            3,531               (19)
9/17/07                                USD                 5,395                   MXP           59,428                89
9/10/07-10/19/07                       EUR                 9,373                   USD           12,774                75
9/19/07-9/28/07                        USD                 7,625                   PLZ           21,562               135
                                                                                                          ---------------
                                                                                                          $           639
                                                                                                          ===============






--------------------------------------------------------------------------------
        SEI Institutional Internationl Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investment (Unaudited)

EMERGING MARKETS DEBT FUND
June 30, 2007

FUTURES CONTRACTS -- A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JUNE 30, 2007, IS AS FOLLOWS:

--------------------------------------------------------------------------------------
                                NUMBER OF                                   UNREALIZED
TYPE OF                         CONTRACTS           EXPIRATION            APPRECIATION
CONTRACT                       LONG (SHORT)            DATE              ($ THOUSANDS)
--------------------------------------------------------------------------------------
U.S. Long Treasury Bond            (84)              Sep-2007            $         131
                                                                     =================








--------------------------------------------------------------------------------
        SEI Institutional Internationl Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

SWAP CONTRACTS - A SUMMARY OF OUTSTANDING SWAP AGREEMENTS HELD BY THE FUND AT JUNE 30, 2007, IS AS FOLLOWS:

------------------------------------------------------------------------------------------------------------------------------------
                                                          TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Deutsche Bank)                                08/15/10   BRL    1,400      $         316

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread
   depreciates over the payment period. (Counterparty: Goldman Sachs)                    01/01/17   BRL    4,500                 90

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread
   depreciates over the payment period. (Counterparty: JPMorgan Chase)                   08/15/10   BRL   12,000              1,427

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the return on the payment period and pays if the return on the spread depreciates over the payment
   period. (Counterparty: JPMorgan Chase)                                                05/15/11   BRL    4,214                439

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread
   depreciates over the payment period. (Counterparty: Merrill Lynch)                    08/15/10   BRL    1,400                180

Fund receives payment at maturity on the Gazprom times the notional amount.
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                                05/17/08          5,300                 --

Fund receives payment at maturity on the Nigerian NGN Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread
   depreciates over the payment period. (Counterparty: Citibank)                         04/03/09   NGN   82,011                 58


--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Nigerian NGN Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                                01/04/08   NGN   33,633      $          14

Fund receives payment at maturity on the Nigerian NGN Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
   payment period. (Counterparty: Standard Bank)                                         12/16/08   NGN   45,003                 38

Fund receives payment at maturity on the Nigerian NGN Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
   payment period. (Counterparty: Standard Bank)                                         02/25/09   NGN   55,618                 24

Fund receives payment at maturity on the Turkish TRY Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
   payment period. (Counterparty: Credit Suisse First Boston)                            03/07/12   TRY    1,600                126

Fund receives payment at maturity on the Turkish TRY Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the
   payment period. (Counterparty: HSBC Bank)                                             03/07/12   TRY    1,100                 85

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $       2,797
====================================================================================================================================
                                                        CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.9225% (3.690% per annum) times the notional amount of Federal Republic of Brazil, 12.250%, 03/06/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the
   defined deliverable obligation. (Counterparty: JPMorgan Chase)                        10/20/15          4,500      $         840

Fund receives quarterly payment of 0.4000% (1.600% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    01/20/16          8,550                511




--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.3425% (1.370% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    08/20/16          1,000      $          42

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    12/20/07          1,400                 26

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09.Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    12/20/08          1,400                 61

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    12/20/09          3,600                213

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)                    02/20/12            750                 42

Fund receives semi-annual payment of 1.6150% (3.230% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citibank)                                      03/20/12          3,870                 71

Fund receives semi-annual payment of 1.6200% (3.240% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                                02/12/12   TRY    3,395                 68

Fund receives semi-annual payment of 1.9200% (3.840% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event,
   Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                                03/20/12   TRY    2,865                 87

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $       1,961
====================================================================================================================================




--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         UNREALIZED
                                                                                                      NOTIONAL         APPRECIATION
                                                                                       EXPIRATION      AMOUNT        (DEPRECIATION)
DESCRIPTION                                                                               DATE      (THOUSANDS)       ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
                                                          INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------------------
Pay fixed rate of 10.630%
   and receive floating rate, rate based on
   BRL CDI Index. (Counterparty:
   Deutsche Bank)                                                                        01/02/12   BRL    8,700      $          (4)

Receive fixed rate of 10.650%
   and pay floating rate at maturity, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                                                      01/02/12   BRL    7,300                 (2)

Receive fixed rate of 10.880%
   and pay floating rate at maturity, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                                                      01/02/12   BRL    5,300                 11

Receive fixed rate of 11.093%
   and pay floating rate at maturity, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                                                      01/02/12   BRL   14,300                 70

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $          75
====================================================================================================================================





--------------------------------------------------------------------------------
        SEI Institutional International Trust / Quarterly Report / June 30, 2007

--------------------------------------------------------------------------------

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
June 30, 2007


      Percentages are based on Net Assets of $929,589 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of June 30, 2007.

+     Affiliated security

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2007.

(C) This security or a partial position of this security is on loan at June 30, 2007. The total value of securities on loan at June 30, 2007 was $57,307 ($ Thousands).

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2007 was $54,992 ($ Thousands).

(E)   The rate reported is the effective yield at time of purchase.

(F)   Tri-Party Repurchase Agreement

(G) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(H) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2007. The coupon on a step bond changes on a specified date.

(I)   Security in default on interest payments.

(J) Securities considered illiquid. The total value of such securities as of June 30, 2007 was $34,724 ($ Thousands) and represented 3.74% of Net Assets.

(K) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of June 30, 2007 was $36,713 and represented 3.95% of Net Assets.

(L) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

BRL   -- Brazilian Real
CDI   -- Chess Depositary Interest
Cl    -- Class
COP   -- Chilean Peso
EUR   -- Euro
EXL   -- Extendable Maturity
FLIRB -- Front Loaded Interest Reduction Bond
HUF   -- Hungarian Forint
IDR   -- Indonesian Rupiah
ITL   -- Italian Lira
MTN   -- Medium Term Note
MXP   -- Mexican Peso
MYR   -- Malaysian Ringgit
NGN   -- Nigerian Naira
PIK   -- Payment-in-Kind
PLZ   -- Polish Zloty
RUB   -- Russian Ruble
Ser   -- Series
TRY   -- New Turkish Lira
USD   -- U.S. Dollar
UYU   -- Uruguay Peso
ZAR   -- South African Rand

      Amounts designated as "--" are $0 or have been rounded to $0.

+++ At June 30, 2007, the tax basis cost of the Fund's investments was $903,514 ($ Thousands), and the unrealized appreciation and depreciation were $69,845 ($ Thousands) and $(12,085) ($ Thousands), respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi- annual or annual financial statements.





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        SEI Institutional International Trust / Quarterly Report / June 30, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Institutional International Trust



By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Robert A. Nesher
                                       -----------------------------------------
                                       Robert A. Nesher, Chief Executive Officer

Date: August 28, 2007

By (Signature and Title)*              /s/ Stephen F. Panner
                                       -----------------------------------------
                                       Stephen F. Panner, Controller & CFO

Date: August 28, 2007

* Print the name and title of each signing officer under his or her signature.